UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1028

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Balanced Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 2.01%
General Dynamics Corporation	89	$5,137

Air Freight & Logistics - 0.72%
Expeditors International of Washington, Inc.	56	1,850

Asset Management & Custody Banks - 1.59%
Northern Trust Corporation	78	4,083

Biotechnology - 3.74%
Genentech, Inc. (A)	48	3,938
Gilead Sciences, Inc. (A)	110	5,636
		9,574
Communications Equipment - 4.38%
Cisco Systems, Inc. (A)	256	4,171
Nokia Corporation, Series A, ADR	224	3,490
QUALCOMM Incorporated	99	3,551
		11,212
Computer Hardware - 2.69%
Apple Inc. (A)	27	2,322
Hewlett-Packard Company	126	4,583
		6,905
Construction & Engineering - 1.28%
Fluor Corporation	73	3,284

Department Stores - 0.74%
Kohl's Corporation (A)	52	1,897

Distillers & Vintners - 1.08%
Brown-Forman Corporation, Class B	54	2,778

Diversified Banks - 1.37%
Wells Fargo & Company	119	3,496

Diversified Chemicals - 0.96%
E.I. du Pont de Nemours and Company	98	2,469

Electric Utilities - 1.49%
Exelon Corporation	69	3,809

Electrical Components & Equipment - 1.36%
Emerson Electric Co.	95	3,467

Footwear - 0.92%
NIKE, Inc., Class B	46	2,361

Health Care Equipment - 0.60%
Zimmer Holdings, Inc. (A)	38	1,540

Health Care Supplies - 1.34%
DENTSPLY International Inc.	121	3,423

Household Products - 2.81%
Colgate-Palmolive Company	105	7,197

Hypermarkets & Super Centers - 2.05%
Wal-Mart Stores, Inc.	94	5,253

Industrial Gases - 1.02%
Air Products and Chemicals, Inc.	52	2,599

Integrated Oil & Gas - 5.72%
BP p.l.c., ADR	80	3,753
Chevron Corporation	53	3,950
Exxon Mobil Corporation	87	6,937
		14,640
Integrated Telecommunication Services - 2.01%
AT&T Inc.	180	5,142

Investment Banking & Brokerage - 0.50%
Goldman Sachs Group, Inc. (The)	15	1,274

Oil & Gas Equipment & Services - 0.73%
Schlumberger Limited	45	1,884

Oil & Gas Exploration & Production - 0.49%
XTO Energy Inc.	36	1,259

Oil & Gas Storage & Transportation - 0.78%
Kinder Morgan Energy Partners, L.P.	44	1,990

Other Diversified Financial Services - 1.48%
J.P. Morgan Chase & Co.	121	3,799

Pharmaceuticals - 5.30%
Abbott Laboratories	114	6,095
Allergan, Inc.	51	2,048
Johnson & Johnson	91	5,432
		13,575
Property & Casualty Insurance - 4.38%
Allstate Corporation (The)	95	3,122
Berkshire Hathaway Inc., Class B (A)	1	3,275
Travelers Companies, Inc. (The)	107	4,828
		11,225
Semiconductors - 1.25%
Microchip Technology Incorporated	164	3,193

Soft Drinks - 3.15%
Coca-Cola Company (The)	65	2,933
PepsiCo, Inc.	94	5,132
		8,065
Systems Software - 1.05%
Microsoft Corporation	138	2,686

Tobacco - 1.05%
Philip Morris International Inc.	62	2,676

TOTAL COMMON STOCKS - 60.04%		$153,742
(Cost: $150,950)

CORPORATE DEBT SECURITIES	Principal
Agricultural Products - 0.29%
Archer-Daniels-Midland Company,
7.000%, 2-1-31	$700	742

Beverage / Bottling - 0.38%
Diageo Capital plc,
4.375%, 5-3-10	1,000	991

Communications Equipment - 0.40%
Cisco Systems, Inc.,
5.250%, 2-22-11	1,000	1,038

Department Stores - 0.38%
Kohl's Corporation,
6.300%, 3-1-11	1,000	969

Diversified Banks - 0.10%
Wells Fargo Bank, N.A.,
7.550%, 6-21-10	250	260

Electric - 0.23%
Hydro-Quebec,
8.000%, 2-1-13	500	589

Electric Utilities - 0.38%
Exelon Corporation,
6.950%, 6-15-11	1,000	970

Food Processors - 0.29%
Cargill, Inc.,
6.375%, 6-1-12 (B)	400	389
Unilever Capital Corporation,
5.900%, 11-15-32	350	350
		739
Food Retail - 0.40%
Kroger Co. (The),
6.200%, 6-15-12	1,000	1,018

Home Improvement Retail - 0.38%
Home Depot, Inc. (The),
5.200%, 3-1-11	1,000	972

Life Insurance - 0.16%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	407

Oil & Gas Exploration & Production - 0.19%
XTO Energy Inc.,
7.500%, 4-15-12	500	494

Other Non-Agency REMIC/CMO - 0.00%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)	7	---	*
8.000%, 3-31-11 (C)	69	1
		1
Pharmaceuticals - 0.40%
Abbott Laboratories,
3.750%, 3-15-11	1,000	1,013

TOTAL CORPORATE DEBT SECURITIES - 3.98%		$10,203
(Cost: $10,185)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	283	294
5.000%, 1-1-18	321	333
5.500%, 4-1-18	171	177
6.500%, 10-1-28	115	121
6.500%, 2-1-29	23	24
7.000%, 5-1-31	22	24
7.500%, 5-1-31	38	40
7.000%, 7-1-31	35	37
7.000%, 9-1-31	50	53
7.000%, 9-1-31	35	37
7.000%, 11-1-31	114	122
6.500%, 2-1-32	136	143
7.000%, 2-1-32	132	140
7.000%, 2-1-32	77	82
6.500%, 3-1-32	35	36
7.000%, 3-1-32	79	83
7.000%, 6-1-32	26	28
7.000%, 7-1-32	136	144
6.500%, 8-1-32	58	61
6.000%, 9-1-32	517	535
6.500%, 9-1-32	123	129
5.500%, 5-1-33	244	250
5.500%, 5-1-33	148	152
5.500%, 5-1-33	110	113
5.500%, 6-1-33	236	243

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 1.33%		$3,401
(Cost: $3,346)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations
United States Treasury Bonds,
7.500%, 11-15-16	500	683
United States Treasury Notes:
4.000%, 3-15-10	800	836
4.250%, 10-15-10	2,000	2,136
3.875%, 2-15-13	1,250	1,392
3.625%, 5-15-13	750	824
4.250%, 8-15-13	900	1,023
4.250%, 8-15-15	3,000	3,484

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 4.05%		$10,378
(Cost: $9,222)

SHORT-TERM SECURITIES
Commercial Paper
AT&T Inc.,
0.180%, 2-12-09	5,000	4,999
Avon Capital Corp. (Avon Products, Inc.),
0.450%, 1-20-09	5,000	4,999
Campbell Soup Co.,
0.050%, 1-28-09	2,000	2,000
Caterpillar Inc.,
0.160%, 1-26-09	7,000	6,999
Clorox Co.:
3.250%, 1-5-09	3,708	3,707
1.750%, 1-6-09	5,800	5,799
Hershey Company (The),
0.200%, 1-8-09	5,000	5,000
Illinois Tool Works Inc.,
0.300%, 1-20-09	4,100	4,099
ITT Corporation:
2.000%, 1-5-09	3,155	3,154
1.250%, 2-4-09	2,000	1,998
Kraft Foods Inc.,
1.750%, 1-30-09	6,135	6,126
McCormick & Co. Inc.:
0.150%, 1-2-09	1,500	1,500
1.450%, 2-27-09	5,000	4,988
Praxair Inc.:
0.400%, 2-11-09	5,000	4,998
0.120%, 2-17-09	3,000	2,999
Sara Lee Corporation,
1.250%, 1-7-09	7,000	6,999
Toyota Motor Credit Corporation,
0.550%, 1-28-09	8,000	7,997

TOTAL SHORT-TERM SECURITIES - 30.60%		$78,361
(Cost: $78,361)

TOTAL INVESTMENT SECURITIES - 100.00%		$256,085
(Cost: $252,064)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$153,742	$ ---
Level 2 - Other Significant Observable Inputs	102,342	---
Level 3 - Significant Unobservable Inputs	1	---
Total	$256,085	$ ---

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 3-31-08	$ ---	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---	---
Net purchases (sales)	---	---
Transfers in and/or out of Level 3	1	---
Ending Balance 12-31-08	$ 1	$ ---
Net change in unrealized depreciation from investments still held as of 12-31-08	$(26)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*Not shown due to rounding as amount is less than 500.

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of these securities amounted to $389 or 0.15% of total investment securities.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of these securities amounted to $1 or 0.00% of total investment securities.

The following acronyms are used throughout this portfolio: ADR = American Depository Receipts CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

Securities with an aggregate market value of $1, representing 0.00% of total investment securities, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The Investments of Ivy Bond Fund
December 31, 2008
(In Thousands)

PREFERRED STOCKS	Shares	Value
Diversified REIT's - 0.12%
PS Business Parks, Inc., 7.0% Cumulative	11	$176

Specialized REIT's - 0.03%
Public Storage, Inc., 6.25% Cumulative	3	47

TOTAL PREFERRED STOCKS - 0.15%		$223
(Cost: $327)

CORPORATE DEBT SECURITIES	Principal
Asset Management & Custody Banks - 0.30%
Janus Capital Group Inc.:
6.250%, 6-15-12	$315	252
6.700%, 6-15-17	245	183
		435
Banking - 5.84%
Bank of America, N.A. (Federal Deposit Insurance Corporation),
1.700%, 12-23-10 (A)	945	948
Citigroup Inc.,
8.400%, 4-29-49	900	594
HSBC USA Inc. (Federal Deposit Insurance Corporation),
3.125%, 12-16-11 (A)	2,115	2,196
JPMorgan Chase & Co. (Federal Deposit Insurance Corporation),
2.625%, 12-1-10 (A)	1,895	1,933
KeyCorp,
6.500%, 5-14-13	185	171
National City Corporation, Convertible,
4.000%, 2-1-11	930	856
PNC Funding Corp (Federal Deposit Insurance Corporation),
2.300%, 6-22-12 (A)	625	631
Schwab Capital Trust I,
7.500%, 11-15-37	720	360
Sovereign Bank (Federal Deposit Insurance Corporation),
0.750%, 1-17-12 (A)	705	723
		8,412
Beverage / Bottling - 0.48%
Bottling Group, LLC,
6.950%, 3-15-14	630	684

Biotechnology - 0.09%
Amgen Inc.,
6.900%, 6-1-38	115	131

Cable & Satellite - 0.30%
Cox Communications, Inc.,
7.125%, 10-1-12	450	431

Car Loan - 0.28%
Capital Auto Receivables Asset Trust 2006-1,
7.160%, 1-15-13 (C)	245	213
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2-18-14 (D)	275	187
		400
Construction & Engineering - 0.17%
USG Corporation,
6.300%, 11-15-16	400	245

Consumer Finance - 1.57%
American Express Bank, FSB (Federal Deposit Insurance Corporation),
3.150%, 12-9-11 (A)	2,250	2,268

Electric - 0.55%
FirstEnergy Generation Corp.,
6.850%, 6-1-34	295	301
Pennsylvania Electric Company,
5.125%, 4-1-14	250	227
TransAlta Corporation,
6.650%, 5-15-18	300	267
		795
Finance - Other - 1.83%
Allied Capital Corporation,
6.625%, 7-15-11	685	528
American Capital Strategies, Ltd.,
6.850%, 8-1-12	635	266
Capmark Financial Group Inc.:
5.875%, 5-10-12	340	116
6.300%, 5-10-17	200	55
John Deere Capital Corporation (Federal Deposit Insurance Corporation),
2.875%, 6-19-12 (A)	705	725
Lazard Group LLC,
6.850%, 6-15-17	800	509
Symetra Financial Corporation,
8.300%, 10-15-37 (C)	885	443
		2,642
Gas - Pipelines - 0.76%
El Paso Corporation,
7.250%, 6-1-18	735	584
Magellan Midstream Partners, L.P.,
6.400%, 7-15-18	200	169
Williams Partners L.P. and Williams Partners Finance Corporation,
7.250%, 2-1-17	420	332
		1,085
Health Care Supply - 0.28%
Humana Inc.,
8.150%, 6-15-38	520	402

Independent Finance - 0.27%
HSBC Finance Corporation,
5.700%, 6-1-11	400	390

Information / Data Technology - 0.38%
Fiserv, Inc.,
6.125%, 11-20-12	340	320
Intuit Inc.,
5.750%, 3-15-17	310	229
		549
Investment Banking & Brokerage - 1.64%
Goldman Sachs Group, Inc. (The),
6.750%, 10-1-37	745	605
Morgan Stanley,
5.300%, 3-1-13	635	576
Morgan Stanley (Federal Deposit Insurance Corporation),
2.900%, 12-1-10 (A)	1,150	1,180
		2,361
Leasing - 0.20%
International Lease Finance Corporation:
6.375%, 3-25-13	180	122
5.625%, 9-20-13	250	167
		289
Life Insurance - 0.51%
Liberty Mutual Holding Company Inc.,
7.800%, 3-15-37 (C)	360	161
StanCorp Financial Group, Inc.:
6.875%, 10-1-12	450	407
6.900%, 5-29-67	300	164
		732
Office REIT's - 0.34%
Highwoods Realty Limited Partnership,
5.850%, 3-15-17	805	498

Oil & Gas Storage & Transportation - 2.09%
Energy Transfer Partners, L.P.,
9.700%, 3-15-19	1,000	1,030
Kinder Morgan Energy Partners, L.P.,
9.000%, 2-1-19	1,330	1,388
Plains All American Pipeline, L.P.,
6.500%, 5-1-18	750	598
		3,016
Other Diversified Financial Services - 0.65%
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
3.000%, 12-9-11 (A)	305	315
JPMorgan Chase & Co.,
7.900%, 4-29-49	750	624
		939
Other Mortgage-Backed Securities - 10.11%
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (B)	89	51
Asset Securitization Corporation,
7.425%, 2-14-43 (B)	170	68
Asset Securitization Corporation (Interest Only),
1.581%, 10-13-26 (B)(D)(E)	880	20
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6-15-28	70	66
Banc of America Alternative Loan Trust 2005-10:
5.669%, 11-25-35 (B)	273	38
5.669%, 11-25-35 (B)	132	9
Banc of America Alternative Loan Trust 2005-12:
5.806%, 1-25-36 (B)	292	24
5.806%, 1-25-36 (B)	212	7
Banc of America Alternative Loan Trust 2006-4,
6.223%, 5-25-46 (B)	317	62
Banc of America Alternative Loan Trust 2006-8,
6.267%, 11-25-46 (B)	141	5
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2001-1,
6.125%, 4-15-36 (D)	380	214
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2:
6.200%, 7-11-43 (D)	275	141
4.772%, 7-11-43	456	439
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2003-1,
3.878%, 9-11-36	289	276
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	166	19
Banc of America Mortgage Trust 2004-7,
5.750%, 8-25-34	78	61
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.000%, 10-15-36 (D)	320	86
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6-11-41 (B)	1,500	1,353
BlackRock Capital Finance,
7.750%, 9-25-26 (D)	95	36
Capital Auto Receivables Asset Trust 2007-1,
6.570%, 9-16-13 (C)	625	395
Capital Auto Receivables Asset Trust 2007-3,
8.000%, 3-17-14 (C)	480	326
CarMax Auto Owner Trust 2007-3,
7.580%, 3-17-14	380	266
C-Bass 2006-CB2 Trust,
5.860%, 12-25-36	530	255
C-Bass 2006-MH1 Trust:
6.240%, 10-25-36 (B)(D)	100	54
6.250%, 10-25-36 (B)(D)	170	110
CD 2006-CD2 Mortgage Trust,
5.618%, 1-15-46 (B)(C)	710	307
CD 2007-CD4 Commercial Mortgage Trust,
5.883%, 12-11-49 (C)	480	170
Cendant Mortgage Corporation and Bishop's Gate Residential Mortgage Trust,
6.250%, 6-25-32 (C)	112	61
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (B)	370	275
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5-25-34	675	306
Citibank Credit Card Issuance Trust, Class 2005-C1,
5.500%, 3-24-17	200	89
CitiMortgage Alternative Loan Trust, Series 2007-A7:
6.238%, 7-25-37 (B)	153	9
6.250%, 7-25-37	423	207
COMM 2006-CNL2,
5.570%, 2-5-19 (B)(D)	95	36
Commercial Mortgage Asset Trust,
6.000%, 11-17-32	225	102
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.200%, 12-15-35 (B)(C)	300	120
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (B)(D)	500	108
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.085%, 6-25-21 (B)	675	290
CWHEQ Home Equity Loan Trust, Series 2006-S6,
5.962%, 3-25-34 (B)	210	50
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5-25-37	561	153
Discover Card Execution Note Trust,
5.650%, 3-16-20	385	292
First Horizon Mortgage Pass-Through Trust 2003-8,
5.134%, 10-25-33 (B)	92	21
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (B)(D)	415	140
Ford Credit Auto Owner Trust 2006-B,
7.120%, 2-15-13 (C)	140	90
Ford Credit Auto Owner Trust 2006-C,
6.890%, 5-15-13 (C)	200	126
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (C)	175	108
GE Capital Commercial Mortgage Corp. 2002-2,
6.039%, 8-11-36 (D)	565	302
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	174	145
5.397%, 4-25-32 (B)	256	113
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (C)	263	202
5.250%, 11-25-32 (C)	226	198
GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10-25-36 (B)	485	79
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8-25-37 (B)	570	133
Green Tree Financial Corporation:
6.400%, 10-15-18	105	94
7.350%, 5-15-27	27	24
GS Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2001-LIB,
6.733%, 2-14-16 (D)	225	233
Home Equity Loan Trust 2003-HS2,
5.090%, 7-25-33 (B)	14	12
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	435	159
Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 4-11-17 (C)	457	207
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (B)	590	189
J.P. Morgan Mortgage Trust 2005-S2,
5.672%, 9-25-35 (B)	495	95
JPMorgan Auto Receivables Trust 2007-A,
7.090%, 2-15-14 (C)	148	102
Lehman XS Trust, Series 2005-8,
5.690%, 12-25-35	583	404
MASTR Asset Securitization Trust 2003-10,
5.500%, 11-25-33	134	117
MBNA Credit Card Master Note Trust,
6.800%, 7-15-14	325	172
Morgan Stanley Capital I Inc., 1999-FNVI, Class E,
7.695%, 3-15-31 (B)	1,000	997
Morgan Stanley Capital I Trust 2004-TOP15,
5.030%, 6-13-41	1,000	910
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.880%, 11-28-35 (B)(C)	155	12
5.880%, 11-28-35 (B)(C)	105	9
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.146%, 11-28-35 (B)(C)(E)	3,640	42
National Collegiate Trust 1997-S2 (The),
7.240%, 9-20-14	115	40
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (D)	500	299
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	100	71
Origen Manufactured Housing Contract Trust 2004-B,
5.730%, 11-15-35 (B)	50	35
Origen Manufactured Housing Contract Trust 2005-A:
4.490%, 5-15-18	75	72
5.860%, 6-15-36 (B)	120	82
Origen Manufactured Housing Contract Trust 2005-B,
5.605%, 5-15-22	80	65
RALI Series 2003-QS10 Trust,
5.750%, 5-25-33	235	174
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	86	34
Structured Asset Securities Corporation,
5.630%, 5-25-34 (B)	166	112
TimberStar Trust I,
6.208%, 10-15-36 (D)	460	164
Vanderbilt Mortgage and Finance, Inc.,
1.479%, 3-7-28 (B)	146	131
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (D)	285	86
Wells Fargo Alternative Loan 2007-PA3 Trust,
6.176%, 7-25-37 (B)	865	49
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8-25-33 (D)	263	109
WFS Financial 2005-1 Owner Trust, A4,
3.870%, 8-17-12	643	630
WFS Financial 2005-2 Owner Trust,
4.390%, 11-19-12	24	24
		14,568
Other Non-Agency REMIC/CMO - 1.58%
Banco Hipotecario Nacional,
7.916%, 7-25-09 (C)	7	---*
Bear Stearns Commercial Mortgage Securities Inc.,
5.064%, 5-14-16 (D)	2,000	2,003
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2:
6.000%, 7-15-31 (D)	500	189
6.000%, 7-15-31 (D)	100	52
Mellon Residential Funding,
6.750%, 6-25-28	28	29
		2,273
Pharmaceuticals - 0.14%
Laboratory Corporation of America Holdings,
5.500%, 2-1-13	215	206

Property & Casualty Insurance - 0.68%
Chubb Corporation (The),
6.375%, 3-29-67	935	580
Fund American Companies, Inc.,
5.875%, 5-15-13	560	407
		987
Publishing - 0.34%
Thomson Reuters Corporation,
6.500%, 7-15-18	545	495

REITs - 0.39%
ERP Operating Limited Partnership,
5.375%, 8-1-16	470	331
Realty Income Corporation,
6.750%, 8-15-19	395	229
		560
Residential REITs - 0.39%
Camden Property Trust,
4.700%, 7-15-09	600	564

Retail Stores - Food / Drug - 0.12%
Safeway Inc.,
6.250%, 3-15-14	170	171

Secondary Oil & Gas Producers - 0.39%
Plains Exploration & Production Company,
7.750%, 6-15-15	750	566

Securities - 0.17%
Goldman Sachs Capital I,
6.345%, 2-15-34	5	4
Jefferies Group, Inc.,
6.250%, 1-15-36	400	237
		241
Service - Other - 0.13%
ERAC USA Finance Company,
5.900%, 11-15-15 (C)	265	192

Specialized REIT's - 0.28%
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	660	398

Tobacco - 1.17%
Altria Group, Inc.:
8.500%, 11-10-13	640	663
9.950%, 11-10-38	945	1,029
		1,692
Wireless - 0.13%
Nextel Communications, Inc.,
6.875%, 10-31-13	440	187

TOTAL CORPORATE DEBT SECURITIES - 34.55%		$49,804
(Cost: $67,010)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 4.41%
Federal Home Loan Mortgage Corporation:
3.250%, 2-25-11	1,415	1,471
3.750%, 6-28-13	1,155	1,230
4.875%, 11-15-13	1,000	1,116
Federal National Mortgage Association:
4.250%, 5-15-09	500	507
4.750%, 12-15-10	750	802
3.875%, 7-12-13	1,155	1,226
		6,352
Mortgage-Backed Obligations - 30.15%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.000%, 5-1-18	565	585
5.500%, 9-1-19	695	715
3.500%, 2-15-30	91	89
6.500%, 9-1-32	173	182
6.000%, 11-1-33	365	378
5.500%, 5-1-34	150	154
5.500%, 5-1-34	96	99
5.500%, 6-1-34	1,278	1,311
5.000%, 9-1-34	37	38
5.500%, 9-1-34	124	128
5.500%, 10-1-34	290	298
5.500%, 1-1-35	4,495	4,600
5.500%, 7-1-35	368	378
5.500%, 7-1-35	163	167
5.500%, 10-1-35	460	472
5.000%, 11-1-35	3,138	3,211
5.000%, 12-1-35	1,150	1,175
6.000%, 1-1-36	1,305	1,344
7.000%, 12-1-37	565	587
6.500%, 1-1-38	1,070	1,111
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1-1-17	122	126
6.000%, 9-1-17	74	77
5.500%, 3-1-18	83	86
5.000%, 6-1-18	303	313
5.000%, 7-1-18	106	110
7.500%, 5-1-31	87	93
7.000%, 9-1-31	32	34
7.000%, 11-1-31	64	68
6.500%, 12-1-31	41	43
7.000%, 2-1-32	60	64
7.000%, 3-1-32	67	71
6.500%, 4-1-32	19	19
6.500%, 5-1-32	19	20
6.500%, 7-1-32	52	55
6.500%, 8-1-32	43	45
6.500%, 8-1-32	42	44
6.500%, 9-1-32	77	81
6.500%, 9-1-32	29	30
6.000%, 10-1-32	100	104
6.500%, 10-1-32	88	93
6.000%, 11-1-32	98	102
6.000%, 3-1-33	78	81
5.500%, 4-1-33	141	145
6.000%, 4-1-33	158	163
5.500%, 5-1-33	98	101
6.000%, 10-1-33	155	161
5.500%, 1-1-34	96	99
5.500%, 1-1-34	97	99
6.000%, 1-1-34	371	383
6.000%, 1-1-34	1,395	1,436
5.500%, 3-1-34	134	138
5.500%, 3-1-34	59	60
5.500%, 4-1-34	142	147
5.500%, 4-1-34	43	44
5.000%, 5-1-34	63	64
5.500%, 5-1-34	114	117
5.500%, 11-1-34	1,249	1,282
6.000%, 11-1-34	562	580
5.500%, 1-1-35	2,075	2,127
5.500%, 2-1-35	153	157
5.500%, 4-1-35	978	1,004
5.000%, 7-1-35	186	190
5.000%, 7-1-35	95	97
5.000%, 7-1-35	77	79
5.000%, 7-1-35	42	43
5.500%, 8-1-35	103	106
5.000%, 10-1-35	2,959	3,025
5.500%, 10-1-35	779	803
5.000%, 1-1-37	3,545	3,619
6.000%, 7-1-37	324	334
6.000%, 9-1-37	624	644
5.500%, 3-1-38	981	1,005
5.000%, 4-1-38	1,010	1,032
6.000%, 7-1-38	1,091	1,124
6.000%, 12-1-38	1,104	1,138
Government National Mortgage Association Agency REMIC/CMO (Interest Only), (E)
0.944%, 6-17-45 (B)	4,612	210
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.500%, 1-1-35	2,845	2,929
		43,466

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 34.56%		$49,818
(Cost: $48,734)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 0.85%
United States Treasury Notes,
1.875%, 7-15-13 (F)	1,297	1,221

Treasury Obligations - 9.99%
United States Treasury Bonds,
5.375%, 2-15-31 (G)	2,775	3,813
United States Treasury Notes:
2.000%, 11-30-13	630	646
3.750%, 11-15-18	3,965	4,489
4.375%, 2-15-38	4,070	5,451
		14,399

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 10.84%		$15,620
(Cost: $13,572)

SHORT-TERM SECURITIES
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	842	842
AT&T Inc.,
0.180%, 2-12-09	4,000	3,999
Avon Capital Corp. (Avon Products, Inc.),
0.450%, 1-20-09	6,002	6,001
Caterpillar Inc.,
0.160%, 1-26-09	5,000	4,999
ITT Corporation,
2.000%, 1-5-09	1,845	1,845
McCormick & Co. Inc.,
0.150%, 1-2-09	2,000	2,000
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.235%, 1-8-09	5,000	5,000
Toyota Motor Credit Corporation,
0.550%, 1-28-09	4,000	3,998

TOTAL SHORT-TERM SECURITIES - 19.90%		$28,684
(Cost: $28,684)

TOTAL INVESTMENT SECURITIES - 100.00%		$144,149
(Cost: $158,327)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$223	$(405)
Level 2 - Other Significant Observable Inputs	142,824	---
Level 3 - Significant Unobservable Inputs	1,102	---
Total	$144,149	$(405)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 3-31-08	$2,334	$ ---
Net realized gain (loss)	---*	---
Net change in unrealized appreciation (depreciation)++	(708)	---
Net purchases (sales)	(72)	---
Transfers in and/or out of Level 3	(452)	---
Ending Balance 12-31-08	$1,102	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$(749)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

++Net change in unrealized appreciation (depreciation) includes $1 from change in accrued amortization.

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of these securities amounted to $3,643 or 2.53% of total investment securities.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of these securities amounted to $4,569 or 3.17% of total investment securities.

(E)Amount shown in principal column represents notional amount for computation of interest.

(F)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(G)Security serves as collateral for the following open futures contracts at December 31, 2008:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

U.S. 10 Year Treasury Note	Long	3-20-09	(---)*	$7,293	$396
U.S. 30 Year Treasury Bond	Short	3-31-09	(---)*	(9,663)	(845)
U.S. 2 Year Treasury Note	Long	3-31-09	(---)*	4,143	44

				$1,773	$(405)

*Not shown due to rounding as amount is less than 500.

The following acronyms are used throughout this portfolio: CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

The Investments of Ivy Cundill Global Value Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Bermuda - 7.01%
First Pacific Company Limited (A)	35,436	$12,371
Montpelier Re Holdings Ltd.	695	11,666
		24,037
Canada - 8.53%
Fairfax Financial Holdings Limited (A)	46	14,698
Loblaw Companies Limited (A)	507	14,564
		29,262
Germany - 9.44%
Deutsche Telekom AG, Registered Shares (A)	914	13,797
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	121	18,586
		32,383
Ireland - 0.11%
Allied Irish Banks, p.l.c. (A)	108	262
Allied Irish Banks, p.l.c., ADR	28	130
		392
Italy - 11.63%
IFIL INVESTMENTS S.p.A. (A)	3,232	8,364
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	299	8,254
Mediaset S.p.A. (A)	2,558	14,740
Parmalat SpA (A)	5,093	8,544
		39,902
Japan - 24.56%
AIFUL Corporation (A)	1,160	3,338
Asatsu-DK Inc. (A)	492	10,900
Coca-Cola West Holdings Company, Limited (A)	86	1,857
Kirin Brewery Company, Limited (A)	1,071	14,239
Mabuchi Motor Co., Ltd. (A)	150	6,231
NIPPONKOA Insurance Company, Limited (A)(B)	799	6,216
Secom Co., Ltd. (A)(B)	84	4,314
Sega Sammy Holdings Inc.(A)	965	11,249
Sekisui House, Ltd. (A)(B)	630	5,558
Seven & i Holdings Co., Ltd. (A)	592	20,362
		84,264
South Korea - 7.62%
Korea Tobacco & Ginseng Corporation (A)	40	2,552
Samsung Electronics Co., Ltd. (A)	49	10,150
SK Telecom Co., Ltd. (A)	67	11,062
SK Telecom Co., Ltd., ADR	131	2,379
		26,143
Thailand - 3.70%
Thai Beverage Public Company Limited (A)	93,588	12,684

United States - 21.14%
BCE Inc.	285	5,840
Dell Inc. (B)	542	5,550
DIRECTV Group, Inc. (The) (B)	646	14,799
Liberty Media Corporation, Series A Liberty Entertainment (B)	857	14,982
Louisiana-Pacific Corporation	1,000	1,560
Microsoft Corporation	411	7,980
Office Depot, Inc. (B)	1,151	3,430
Pfizer Inc.	987	17,478
Viacom Inc., Class B (B)	47	903
		72,522

TOTAL COMMON STOCKS - 93.74%		$321,589
(Cost: $408,316)

SHORT-TERM SECURITIES - 6.26%	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 12-31-08 to be repurchased at $21,488,
0.010%, 1-2-09 (C)	$21,488	$21,488
(Cost: $21,488)

TOTAL INVESTMENT SECURITIES - 100.00%		$343,077
(Cost: $429,804)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.
	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ 115,958	$ ---
Level 2 - Other Significant Observable Inputs	227,119	(8,316)
Level 3 - Significant Unobservable Inputs	---	---
Total	$ 343,077	$ (8,316)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following forward currency contracts were outstanding at December 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Depreciation

Sell	Euro	51,137	4-17-09	$1,294
Sell	Japanese Yen	5,818,055	4-17-09	5,759
Sell	Singapore Dollar	16,751	4-17-09	89
Sell	South Korean Won	31,289,689	4-17-09	1,174
				$8,316
(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Collateralized by $16,021 United States Treasury Bond, 4.500% due 2-15-36; market value and accrued interest aggregate $21,676.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

Securities with an aggregate market value of $205,630, representing 59.94% of total investment securities, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The Investments of Ivy Dividend Opportunities Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 2.38%
Raytheon Company	102	$5,219

Asset Management & Custody Banks - 0.77%
AllianceBernstein Holding L.P.	81	1,682

Communications Equipment - 4.21%
Consolidated Communications Holdings, Inc.	173	2,058
Nokia Corporation, Series A, ADR	196	3,058
QUALCOMM Incorporated	115	4,126
		9,242
Computer Hardware - 1.39%
Hewlett-Packard Company	84	3,039

Construction & Engineering - 3.34%
Chicago Bridge & Iron Company N.V., NY Shares	177	1,776
Fluor Corporation	124	5,553
		7,329
Construction & Farm Machinery & Heavy Trucks - 3.36%
Caterpillar Inc.	55	2,477
Deere & Company	128	4,901
		7,378
Consumer Finance - 1.10%
Capital One Financial Corporation	76	2,408

Data Processing & Outsourced Services - 0.59%
Visa Inc., Class A	25	1,301

Department Stores - 0.86%
Nordstrom, Inc.	142	1,884

Distillers & Vintners - 1.63%
Diageo plc, ADR	63	3,566

Diversified Banks - 4.47%
U.S. Bancorp	146	3,640
Wells Fargo & Company	209	6,175
		9,815
Diversified Metals & Mining - 0.86%
Rio Tinto plc, ADR	21	1,894

Electrical Components & Equipment - 1.16%
Emerson Electric Co.	69	2,537

Fertilizers & Agricultural Chemicals - 1.82%
Monsanto Company	57	3,996

General Merchandise Stores - 0.42%
Target Corporation	27	927

Health Care Equipment - 1.39%
Medtronic, Inc.	97	3,049

Hotels, Resorts & Cruise Lines - 0.53%
Starwood Hotels & Resorts Worldwide, Inc.	65	1,156

Household Products - 5.98%
Colgate-Palmolive Company	122	8,369
Procter & Gamble Company (The)	77	4,757
		13,126
Independent Power Producers & Energy Traders - 1.26%
NRG Energy, Inc. (A)	118	2,762

Industrial Gases - 1.16%
Air Products and Chemicals, Inc.	50	2,531

Integrated Oil & Gas - 5.54%
BP p.l.c., ADR	67	3,129
Exxon Mobil Corporation	113	9,025
		12,154
Integrated Telecommunication Services - 0.47%
Iowa Telecommunications Services, Inc.	73	1,040

Multi-Utilities - 1.13%
Dominion Resources, Inc.	69	2,486

Office REITs - 0.73%
Douglas Emmett, Inc.	123	1,610

Oil & Gas Drilling - 0.42%
Transocean Inc. (A)	19	915

Oil & Gas Equipment & Services - 5.51%
Halliburton Company	88	1,598
National Oilwell Varco, Inc. (A)	87	2,117
Schlumberger Limited	121	5,114
Smith International, Inc.	77	1,768
Weatherford International Ltd. (A)	138	1,496
		12,093
Oil & Gas Exploration & Production - 2.95%
Apache Corporation	50	3,730
XTO Energy Inc.	78	2,735
		6,465
Oil & Gas Storage & Transportation - 2.79%
El Paso Pipeline Partners, L.P.	144	2,241
Enbridge Inc.	57	1,856
NuStar GP Holdings, LLC	115	2,025
		6,122
Other Diversified Financial Services - 3.14%
Bank of America Corporation	76	1,066
J.P. Morgan Chase & Co.	185	5,819
		6,885
Pharmaceuticals - 3.58%
Abbott Laboratories	147	7,867

Property & Casualty Insurance - 2.56%
ACE Limited	47	2,469
Allstate Corporation (The)	31	1,010
Travelers Companies, Inc. (The)	47	2,138
		5,617
Railroads - 3.22%
Burlington Northern Santa Fe Corporation	36	2,710
Union Pacific Corporation	91	4,362
		7,072
Restaurants - 1.87%
McDonald's Corporation	66	4,101

Semiconductors - 2.38%
Microchip Technology Incorporated	267	5,212

Soft Drinks - 3.77%
Coca-Cola Company (The)	91	4,124
PepsiCo, Inc.	76	4,135
		8,259
Specialized Finance - 2.53%
CME Group Inc.	18	3,715
IntercontinentalExchange, Inc. (A)	22	1,834
		5,549
Steel - 1.20%
Nucor Corporation	57	2,631

Systems Software - 1.22%
Microsoft Corporation	138	2,686

Tobacco - 5.51%
Lorillard, Inc.	97	5,469
Philip Morris International Inc.	152	6,626
		12,095

TOTAL COMMON STOCKS - 89.20%		$195,700
(Cost: $238,233)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$1,706	1,706
American Honda Finance Corp.,
0.250%, 3-3-09	4,673	4,671
Campbell Soup Co.,
0.050%, 1-28-09	4,000	4,000
Caterpillar Inc.,
0.160%, 1-26-09	5,000	4,999
General Mills, Inc.,
4.000%, 1-22-09	2,848	2,841
McCormick & Co. Inc.,
0.150%, 1-2-09	1,500	1,500
Praxair Inc.:
0.150%, 1-16-09	978	978
0.120%, 2-17-09	3,000	3,000

TOTAL SHORT-TERM SECURITIES - 10.80%		$23,695
(Cost: $23,695)

TOTAL INVESTMENT SECURITIES - 100.00%		$219,395
(Cost: $261,928)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$195,700	$ ---
Level 2 - Other Significant Observable Inputs	23,695	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$219,395	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

The following acronym is used throughout this portfolio: ADR = American Depository Receipts

The Investments of Ivy European Opportunities Fund
December 31, 2008
(In Thousands)

COMMON STOCKS AND RIGHTS	Shares	Value
British Virgin Islands - 1.13%
Inmarsat plc (A)	412	$2,872

Cayman Islands - 0.99%
Subsea 7 Inc. (A)(B)	425	2,524

Cyprus - 1.53%
Prosafe ASA (A)(B)	668	2,553
Prosafe Production (A)(B)	827	1,333
		3,886
France - 14.96%
Altamir Amboise (A)	501	1,778
BNP Paribas (A)(B)	75	3,237
Carrefour S.A. (A)(B)	181	6,988
France Telecom (A)	367	10,219
Sanofi-Aventis (A)	170	10,873
Societe Generale (A)	98	4,977
		38,072
Germany - 14.89%
adidas AG (A)(B)	108	4,125
Allianz Aktiengesellschaft, Registered Shares (A)(B)	27	2,873
Bayer Aktiengesellschaft (A)	176	10,236
Deutsche Borse AG (A)	73	5,312
Deutsche Telekom AG, Registered Shares (A)	670	10,106
RWE Aktiengesellschaft (A)	60	5,257
		37,909
Greece - 7.22%
Alpha Bank (A)	364	3,408
Coca-Cola Hellenic Bottling Company S.A. (A)	155	2,257
HELLENIC TELECOMMUNICATIONS ORGANISATION S.A. (A)(B)	168	2,790
National Bank of Greece S.A. (A)	227	4,212
OPAP S.A. (A)	199	5,723
		18,390
Ireland - 5.66%
CRH public limited company (A)	279	7,184
Grafton Group plc, Units (A)(B)	1,144	3,692
Paddy Power plc (A)	188	3,533
		14,409
Italy - 2.14%
Eni S.p.A. (A)	227	5,454

Luxembourg - 3.86%
Acergy S.A. (A)(B)	356	2,049
SES GLOBAL S.A., Fiduciary Deposit Receipts (A)	401	7,772
		9,821
Netherlands - 6.19%
Heineken N.V. (A)	191	5,855
Koninklijke KPN N.V. (A)(B)	185	2,694
TNT N.V. (A)	371	7,211
		15,760
Norway - 3.14%
SeaDrill Limited (A)	325	2,645
StatoilHydro ASA (A)(B)	320	5,350
		7,995
Spain - 2.69%
Banco Bilbao Vizcaya Argentaria, S.A. (A)	207	2,569
Industria de Diseno Textil, S.A. (A)	96	4,282
		6,851
Switzerland - 3.52%
Novartis AG, Registered Shares (A)	179	8,964

United Kingdom - 25.49%
Ashtead Group plc (A)	1,967	1,234
Aurora Russia Limited (A)(B)	1,557	361
BP p.l.c. (A)	628	4,917
British Sky Broadcasting Group plc (A)	471	3,374
GlaxoSmithKline plc (A)	538	10,147
Imperial Tobacco Group PLC (A)	353	9,556
Lloyds TSB Group plc (A)	1,923	3,694
Lloyds TSB Group plc, Rights (A)(B)	836	---*
Man Group plc (A)	1,294	4,519
MAXjet Airways, Inc. (A)(B)(C)	1,129	---*
MAXjet Airways, Inc. (A)(B)	150	---*
Royal Bank of Scotland Group plc (The) (A)	1,940	1,449
tesco plc (A)	1,383	7,309
Vodafone Group Plc (A)	4,833	10,043
William Hill PLC (A)	1,661	5,261
Wolseley plc (A)(B)	538	3,039
		64,903

TOTAL COMMON STOCKS AND RIGHTS - 93.41%		$237,810
(Cost: $358,661)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 4.63%
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$2,783	2,783
American Honda Finance Corp.,
0.250%, 3-3-09	3,000	2,999
Campbell Soup Co.,
0.050%, 1-28-09	6,000	6,000
		11,782
Commercial Paper (backed by irrevocable bank letter of credit) - 1.96%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
0.600%, 1-14-09	5,000	4,999

TOTAL SHORT-TERM SECURITIES - 6.59%		$16,781
(Cost: $16,781)

TOTAL INVESTMENT SECURITIES - 100.00%		$254,591
(Cost: $375,442)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$ ---
Level 2 - Other Significant Observable Inputs	254,591	---
Level 3 - Significant Unobservable Inputs	---*	---
Total	$254,591	$ ---

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 3-31-08	$ ---*	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---*	---
Net purchases (sales)	---	---
Transfers in and/or out of Level 3	---	---
Ending Balance 12-31-08	$ ---*	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$ ---*	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of these securities amounted to $—* or 0.00*% of total investment securities.

*Not shown due to rounding as amount is less than 500.

Securities with an aggregate market value of $237,810, representing 93.41% of total investment securities, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The Investments of Ivy Global Bond Fund
December 31, 2008
(In Thousands)

CORPORATE DEBT SECURITIES	Principal	Value
Aerospace & Defense - 0.99%
BAE Systems Holdings Inc.,
4.750%, 8-15-10 (A)	$500	$497

Agricultural Products - 0.40%
Bunge Limited Finance Corp.,
7.800%, 10-15-12	250	203

Agriculture - 0.74%
Ciliandra Perkasa Finance Company Pte. Ltd.,
10.750%, 12-8-11	250	120
COSAN FINANCE LIMITED,
7.000%, 2-1-17	128	85
IOI Resources (L) Berhad, Convertible,
0.000%, 1-15-13	200	168
		373
Banking - 0.63%
Banco BMG S.A.,
8.750%, 7-1-10	167	141
VTB Capital S.A.,
6.609%, 10-31-12	250	174
		315
Beverage / Bottling - 3.89%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (B)	BRL450	143
Diageo Capital plc,
7.375%, 1-15-14	$250	266
Miller Brewing Company,
5.500%, 8-15-13	500	531
Molson Coors Capital Finance,
4.850%, 9-22-10	500	493
Panamerican Beverages, Inc.,
7.250%, 7-1-09	325	330
PepsiAmericas, Inc.,
5.750%, 7-31-12	200	197
		1,960
Cable / Media - 1.09%
British Sky Broadcasting Group plc,
8.200%, 7-15-09	250	254
Grupo Televisa, S.A.,
8.000%, 9-13-11	150	154
Rogers Wireless Inc.,
8.000%, 12-15-12	150	144
		552
Coal & Consumable Fuels - 0.47%
Peabody Energy Corporation,
6.875%, 3-15-13	250	237

Conglomerate / Diversified Mfg - 0.92%
Bombardier Inc.,
6.750%, 5-1-12	250	221
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8-15-13	250	245
		466
Construction Business - 0.40%
Odebrecht Finance Ltd.,
7.500%, 10-18-17	250	200

Consumer Non-Cyclical - 0.35%
Wilmar International Limited, Convertible,
0.000%, 12-18-12	200	175

Consumer Products / Tobacco - 0.19%
Cosan S.A. Industria e Comercio,
8.250%, 11-15-19	175	98

Electric - 4.40%
Abu Dhabi National Energy Company PJSC,
5.620%, 10-25-12	750	681
Aquila, Inc.,
11.875%, 7-1-12 (C)	500	505
EDP Finance B.V.,
5.375%, 11-2-12	500	477
FirstEnergy Corp.,
6.450%, 11-15-11	275	260
HQI Transelec Chile S.A.,
7.875%, 4-15-11	300	298
		2,221
Energy - 0.73%
China Petroleum & Chemical Corporation, Convertible,
0.000%, 4-24-14 (B)	HKD800	99
CITIC Resources Holdings Limited,
6.750%, 5-15-14	$400	268
		367
Finance Companies - 2.55%
C5 Capital (SPV) Limited,
6.196%, 12-31-49	250	115
Diageo Finance B.V.,
5.500%, 4-1-13	250	249
ISA Capital do Brasil S.A.,
7.875%, 1-30-12	500	472
Toyota Motor Credit Corporation,
6.750%, 9-21-09 (B)	NZD769	451
		1,287
Food Processors - 0.43%
Independencia International Ltd.,
9.875%, 5-15-15	$150	82
Sadia Overseas Ltd.,
6.875%, 5-24-17	150	134
		216
Food Processors / Bev / Bottling - 0.42%
Iansa Overseas Limited,
7.250%, 7-28-12	250	212

Health Care Facilities - 0.41%
HealthSouth Corporation,
10.750%, 6-15-16	225	206

Health Care Facilities / Supplies - 0.41%
HCA Inc.,
9.125%, 11-15-14	225	209

Health Care Supply - 0.41%
DASA Finance Corporation,
8.750%, 5-29-18	270	205

Leisure - 0.38%
Royal Caribbean Cruises Ltd.,
8.750%, 2-2-11	250	192

Metals / Mining - 1.18%
ALROSA Finance S.A.,
8.875%, 11-17-14	250	152
Indo Integrated Energy B.V.,
8.500%, 6-1-12	400	224
Vedanta Resources plc,
6.625%, 2-22-10	250	221
		597
Oilfield Machinery & Service - 0.15%
Oceanografia, S.A. de C.V.,
11.250%, 7-15-15	150	78

Packaged Foods & Meats - 0.50%
Kraft Foods Inc.,
6.000%, 2-11-13	250	254

Paper / Forest Products - 1.96%
Celulosa Arauco y Constitucion S.A.,
8.625%, 8-15-10	500	519
International Paper Company,
7.400%, 6-15-14	250	205
Sino-Forest Corporation,
9.125%, 8-17-11	350	266
		990
Publishing - 0.64%
Pearson Dollar Finance Two plc,
5.500%, 5-6-13	350	321

Railroads - 0.59%
Burlington Northern Santa Fe Corporation,
5.900%, 7-1-12	300	297

Service - Other - 1.38%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	250	241
Waste Management, Inc.,
7.375%, 8-1-10	450	456
		697
Steel - 0.39%
Evraz Group S.A.,
8.875%, 4-24-13	375	195

Trading Companies & Distributors - 1.11%
Noble Group Limited,
8.500%, 5-30-13	800	560

Transportation - Other - 0.32%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	250	163

Utilities - 0.33%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (B)	BRL500	166

Utilities - Water - 0.46%
Veolia Environnement,
5.250%, 6-3-13	$250	232

Wireless Telecommunication Service - 0.64%
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (B)(C)	RUB6,000	161
VIP Finance Ireland Limited,
8.375%, 4-30-13	$250	160
		321

TOTAL CORPORATE DEBT SECURITIES - 29.86%		$15,062
(Cost: $16,975)

OTHER GOVERNMENT SECURITIES
Australia - 0.30%
Commonwealth of Australia Treasury Bonds,
5.750%, 6-15-11 (B)	AUD200	$151

Canada - 2.56%
Canadian Government Bonds,
4.000%, 9-1-10 (B)	CAD1,500	1,291

France - 6.79%
French Treasury Notes (BTAN),
3.750%, 9-12-10 (B)	EUR2,400	3,425

Germany - 1.40%
Bundesobligation,
3.250%, 4-9-10 (B)	500	707

Mexico - 0.36%
United Mexican States Government Bonds,
9.000%, 12-24-09 (B)	MXN2,500	183

Norway - 0.98%
Norway Government Bonds,
6.000%, 5-16-11 (B)	NOK3,200	492

Russia - 0.56%
Open Joint Stock Company "Russian Railroads",
8.500%, 7-6-11 (B)	RUB10,000	281

Switzerland - 1.94%
Switzerland Government Bonds,
3.500%, 8-7-10 (B)	CHF1,000	981

United Kingdom - 2.74%
United Kingdom Treasury,
4.250%, 3-7-11 (B)	GBP900	1,382

TOTAL OTHER GOVERNMENT SECURITIES - 17.63%		$8,893
(Cost: $9,855)

SENIOR LOANS - 0.47%
Consumer Products
Wm. Wrigley Jr. Company,
7.750%, 7-17-14 (C)	$250	$239
(Cost: $248)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 6.18%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only), (D)
5.500%, 1-15-38	3,609	545
Federal National Mortgage Association Agency REMIC/CMO,
5.000%, 2-25-35	474	481
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (D)
5.000%, 6-25-22	1,092	100
5.000%, 7-25-23	944	115
5.500%, 1-25-33	1,590	174
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3-1-22	775	797
5.000%, 8-1-23	392	403
Government National Mortgage Association Agency REMIC/CMO (Interest Only), (D)
5.000%, 7-16-22	991	109
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6-15-23	380	393

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 6.18%		$3,117
(Cost: $3,429)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations
United States Treasury Notes:
1.625%, 1-15-18 (E)	724	687
1.750%, 1-15-28 (E)	620	573

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 2.50%		$1,260
(Cost: $1,214)

SHORT-TERM SECURITIES
Commercial Paper - 25.59%
AT&T Inc.,
0.180%, 2-12-09	2,500	2,499
McCormick & Co. Inc.,
0.200%, 1-2-09	414	414
PepsiCo, Inc.,
0.100%, 1-28-09	2,500	2,500
Praxair Inc.,
0.150%, 1-16-09	1,500	1,500
Sara Lee Corporation,
1.250%, 1-7-09	2,500	2,499
Sonoco Products Co.,
1.700%, 1-5-09	1,000	1,000
Toyota Motor Credit Corporation,
0.550%, 1-28-09	2,500	2,499
		12,911

UNITED STATES GOVERNMENT OBLIGATIONS - 17.77%
United States Treasury Bills:
2.040%, 1-8-09	3,000	3,000
0.000%, 4-2-09	3,000	2,991
0.000%, 9-24-09	3,000	2,970
		8,961

TOTAL SHORT-TERM SECURITIES - 43.36%		$21,872
(Cost: $21,872)

TOTAL INVESTMENT SECURITIES - 100.00%		$50,443
(Cost: $53,593)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$ ---
Level 2 - Other Significant Observable Inputs	50,162	779
Level 3 - Significant Unobservable Inputs	281	---
Total	$ 50,443	$ 779

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 9-30-08	$ ---	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)**	(148)	---
Net purchases (sales)	429	---
Transfers in and/or out of Level 3	---	---
Ending Balance 12-31-08	$ 281	$ ---
Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$(148)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following forward currency contracts were outstanding at December 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Australian Dollar	203	8-27-09	$30	$	---
Sell	Brazilian Real	1,015	1-7-09	61		---
Buy	British Pound	1	1-12-09	---		---	*
Sell	British Pound	535	5-26-09	58		---
Sell	British Pound	411	8-24-09	154		---
Sell	Canadian Dollar	1,563	8-24-09	201		---
Sell	Euro	3,000	12-22-09	148		---
Sell	Mexican Peso	2,600	1-7-09	54		---
Sell	New Zealand Dollar	814	9-21-09	40		---
Sell	Norwegian Krone	500	1-15-09	14		---
Sell	Norwegian Krone	3,000	5-4-09	---		2
Sell	Norwegian Krone	11	5-15-09	---		---	*
Sell	Russian Ruble	17,825	11-20-09	25		---
Sell	Swiss Franc	1,000	12-22-09	---		4
				$785		$6
*Not shown due to rounding.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of these securities amounted to $497 or 0.99% of total investment securities.

(B)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CAD - Canadian Dollar, CHF - Swiss Franc, EUR - Euro, GBP - British Pound, HKD - Hong Kong Dollar, MXN - Mexican Peso, NOK - Norwegian Krone, NZD - New Zealand Dollar and RUB - Russian Ruble).

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(D)Amount shown in principal column represents notional amount for computation of interest.

(E)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

The following acronyms are used throughout this portfolio: CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

The Investments of Ivy Global Natural Resources Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Bermuda - 0.59%
Bunge Limited	300	$15,531

Brazil - 12.77%
Companhia de Saneamento de Minas Gerais (A)	4,196	33,843
Companhia Energetica de Minas Gerais - CEMIG, ADR	450	6,183
Companhia Vale do Rio Doce, ADR	9,000	95,850
Petroleo Brasileiro S.A.- Petrobras, ADR	6,000	122,460
Suzano Bahia Sul Papel E Celulose S.A. (A)	8,950	46,400
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (A)	900	9,976
Votorantim Celulose e Papel S.A. (A)	885	6,805
Votorantim Celulose e Papel S.A., ADR	1,980	15,701
		337,218
Canada - 13.80%
Agnico-Eagle Mines Limited	175	8,983
Aquiline Resources Inc. (A)(B)	2,000	2,841
ARISE Technologies Corporation (A)(B)	5,000	2,176
Atacama Minerals Corp. (A)(B)(C)(D)	5,880	1,171
Cameco Corporation	466	8,032
Canadian Natural Resources Limited (A)	2,125	85,059
EnCana Corporation (A)	375	17,538
First Quantum Minerals Ltd. (A)	700	10,121
MGM Energy Corp. (A)(B)	12,543	1,957
Pason Systems Inc. (A)	476	5,487
Potash Corporation of Saskatchewan Inc.	2,000	146,440
Sino-Forest Corporation (A)(B)(C)	2,011	16,295
Suncor Energy Inc. (A)	3,000	58,428
		364,528
Cayman Islands - 1.49%
China High Speed Transmission Equipment Group Co.,Ltd. (A)	12,100	14,765
JA Solar Holdings Co., Ltd., ADR (B)	2,500	10,925
Subsea 7 Inc. (A)(B)	2,300	13,674
		39,364
Chile - 1.57%
Sociedad Quimica y Minera de Chile S.A., ADR	1,700	41,463

China - 1.62%
Yingli Green Energy Holding Company Limited, ADR (B)(D)	7,000	42,700

Cyprus - 0.55%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(E)	3,630	14,520

Denmark - 1.00%
Vestas Wind Systems A/S (A)(B)	450	26,481

France - 0.43%
Vallourec (A)	100	11,370

Germany - 2.35%
SGL Carbon AG (A)(B)	1,500	50,222
Wacker Chemie AG (A)(B)	110	11,834
		62,056
Hong Kong - 0.53%
Guangdong Investment Limited (A)	34,700	14,034

Indonesia - 0.53%
PT Bumi Resources Tbk (A)	5,932	491
PT Indo Tambangraya Megah Tbk. (A)	2,283	2,202
PT Tambang Batubara Bukit Asam (Persero) Tbk (A)(B)	18,000	11,370
		14,063
Israel - 1.01%
Israel Chemicals Ltd. (A)	3,800	26,583

Kazakhstan - 0.72%
Joint Stock Company KazMunaiGas Exploration Production, GDR (A)	1,497	18,981

Luxembourg - 0.30%
Tenaris S.A., ADR	375	7,868

Netherlands - 0.54%
AMG Advanced Metallurgical Group N.V. (A)(B)	396	3,866
Core Laboratories N.V.	175	10,475
		14,341
Norway - 2.53%
Aker Solutions ASA (A)	2,846	18,825
Renewable Energy Corporation ASA (A)(B)	5,000	47,894
		66,719
Panama - 1.25%
McDermott International, Inc. (B)	3,350	33,098

Philippines - 0.19%
Energy Development Corporation (A)	86,700	3,614
Manila Water Company, Inc. (A)	5,175	1,479
		5,093
Russia - 4.73%
OAO TMK, GDR	341	1,340
Open Joint Stock Company Gazprom, ADR (B)	6,750	97,249
Uralkali Group, GDR	2,940	26,401
		124,990
Singapore - 0.31%
Straits Asia Resources Limited (A)	15,000	8,211

South Africa - 0.91%
Impala Platinum Holdings Limited (A)	1,673	24,045

Spain - 1.04%
Gamesa Corporacion Tecnologica, S.A. (A)	1,500	27,350

Thailand - 0.95%
Banpu Public Company Limited	2,875	19,192
Banpu Public Company Limited, Registered Shares (A)	885	5,979
		25,171
United Kingdom - 2.29%
Eurasian Natural Resources Corporation PLC (A)(B)	2,500	12,139
Randgold Resources Limited, ADR	1,100	48,312
		60,451
United States - 38.96%
Allegheny Technologies Incorporated	2,200	56,166
Alpha Natural Resources, Inc. (B)	1,050	16,999
Cameron International Corporation (B)	3,100	63,550
Celanese Corporation, Series A	2,500	31,075
Complete Production Services, Inc. (B)	2,300	18,745
CONSOL Energy Inc.	400	11,432
Copano Energy, L.L.C., Units	1,000	11,670
DCP Midstream Partners, LP	283	2,657
El Paso Corporation	2,000	15,660
Enbridge Energy Partners, L.P.	337	8,586
Energy Recovery, Inc. (B)	850	6,443
Energy Transfer Equity, L.P.	1,000	16,210
Energy Transfer Partners, L.P.	1,500	51,015
Enterprise Products Partners L.P.	1,500	31,095
Foster Wheeler Ltd. (B)	1,150	26,887
GrafTech International Ltd. (B)	4,800	39,936
Halliburton Company	2,000	36,360
Magellan Midstream Holdings, L.P.	500	6,935
MarkWest Energy Partners, L.P.	450	3,591
Massey Energy Company	2,325	32,062
Monsanto Company	275	19,346
Mosaic Company	1,800	62,280
National Oilwell Varco, Inc. (B)	2,600	63,544
Oceaneering International, Inc. (B)	495	14,424
Peabody Energy Corporation	2,500	56,875
Petrohawk Energy Corporation (B)	7,750	121,133
Plains All American Pipeline, L.P.	1,000	34,690
Regency Energy Partners LP	650	5,232
Rockwood Holdings, Inc. (B)	3,500	37,800
Shaw Group Inc. (The) (B)	425	8,700
Smith International, Inc.	550	12,590
Southwestern Energy Company (B)	425	12,312
Targa Resources Partners LP	500	3,875
Transocean Inc. (B)	1,050	49,612
Verso Paper Holdings LLC (D)	2,637	2,717
Williams Companies, Inc. (The)	1,770	25,630
Williams Partners L.P.	931	11,116
		1,028,950

TOTAL COMMON STOCKS - 92.96%		$2,455,179
(Cost: $4,334,245)

PREFERRED STOCKS
Brazil - 2.21%
Bradespar S.A. (A)	3,120	25,661
CESP - Companhia Energetica de Sao Paulo (A)	4,000	25,883
Companhia Energetica de Minas Gerais - CEMIG (A)	500	6,812
		58,356
United States - 0.80%
Konarka Technologies, Inc., 8.0% Cumulative (B)(E)	3,500	21,063

TOTAL PREFERRED STOCKS - 3.01%		$79,419
(Cost: $113,615)

CORPORATE DEBT SECURITIES	Principal
Brazil - 0.17%
Bahia Sul Celulose S.A.,
8.614%, 12-1-12 (C)(F)(G)	BRL10,692	4,585

Cayman Islands - 0.18%
Yingli Green Energy Holding Company Limited, Convertible,
0.000%, 12-15-12	$9,000	4,635

TOTAL CORPORATE DEBT SECURITIES - 0.35%		$9,220
(Cost: $9,830)

SHORT-TERM SECURITIES
Commercial Paper - 2.92%
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	3,292	3,292
Campbell Soup Co.,
0.050%, 1-28-09	6,000	6,000
Eli Lilly and Company,
1.350%, 1-5-09	30,000	29,995
PepsiCo, Inc.,
0.100%, 1-28-09	10,000	9,999
Toyota Motor Credit Corporation:
1.650%, 1-5-09	5,000	4,999
1.700%, 1-8-09	15,000	14,995
0.550%, 1-28-09	8,000	7,997
		77,277
Commercial Paper (backed by irrevocable bank letter of credit) - 0.76%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)):
0.600%, 1-14-09	10,000	9,998
0.850%, 1-23-09	10,000	9,995
		19,993

TOTAL SHORT-TERM SECURITIES - 3.68%		$97,270
(Cost: $97,270)

TOTAL INVESTMENT SECURITIES - 100.00%		$2,641,088
(Cost: $4,554,960)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$1,981,959	$ ---
Level 2 - Other Significant Observable Inputs	618,961	(3,901)
Level 3 - Significant Unobservable Inputs	40,168	---
Total	$2,641,088	$(3,901)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 9-30-08	$27,887	$ ---
Net realized gain (loss)	960	---
Net change in unrealized appreciation (depreciation)*	12,256	---
Net purchases (sales)	(935)	---
Transfers in and/or out of Level 3	---	---
Ending Balance 12-31-08	$40,168	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$12,707	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*Net change in unrealized appreciation (depreciation) includes ($56) from change in accrued amortization.

The following forward currency contracts were outstanding at December 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	British Pound	2,000	1-15-09	$99	$	---
Sell	Euro	5,800	2-5-09	---		552
Sell	Euro	15,300	3-5-09	---		1,734
Sell	Norwegian Krone	32,000	1-22-09	103		---
Sell	Norwegian Krone	44,000	2-5-09	327		---
Sell	Norwegian Krone	174,000	2-12-09	---		130
Sell	South African Rand	64,000	1-14-09	---		618
Sell	South African Rand	42,470	2-11-09	---		351
Sell	South African Rand	45,000	2-25-09	---		457
Sell	South African Rand	59,000	3-11-09	---		588
				$529		$4,430
(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of these securities amounted to $22,051 or 0.83% of total investment securities.

(D)Deemed to be an affiliate due to the Fund having at least 5% of the voting securities.

(E)Illiquid restricted securities. At December 31, 2008, the following restricted securities were owned:

Security	Acquisition Date	Shares	Cost	Market Value

Buried Hill Energy (Cyprus) Public Company Limited	05-01-07 04-18-08	3,630	$6,182	$14,520
Konarka Technologies, Inc., 8.0% Cumulative	08-31-07	3,500	10,850	21,063

			$17,032	$35,583

The total value of these securities represented approximately 1.35% of investment securities at December 31, 2008.

(F)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real)

Securities with an aggregate market value of $442,509, representing 16.75% of investment securities, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio: ADR = American Depositary Receipts GDR = Global Depository Receipts

The Investments of Ivy International Balanced Fund
December 31, 2008
(In Thousands)

COMMON STOCKS AND RIGHTS	Shares	Value

Austria - 0.81%
Telekom Austria Aktiengesellschaft (A)	129	$1,874

Belgium - 0.89%
Belgacom SA (A)	54	2,053

Canada - 0.61%
Biovail Corporation (A)	149	1,416

China - 0.37%
China Telecom Corporation Limited (A)(B)	360	136
China Telecom Corporation Limited (A)	1,848	699
Focus Media Holding Limited, ADR (C)	1	8
		843
Finland - 1.25%
Stora Enso Oyj, Class R (A)	105	832
UPM-Kymmene Corporation (A)	160	2,057
		2,889
France - 8.76%
AXA S.A. (A)	110	2,460
France Telecom (A)	221	6,152
Sanofi-Aventis (A)	79	5,082
Sanofi-Aventis (A)(D)	22	1,381
THOMSON (A)(C)	366	495
TOTAL S.A. (A)	53	2,888
Vivendi Universal (A)	55	1,782
		20,240
Germany - 5.05%
Bayerische Motoren Werke Aktiengesellschaft (A)	69	2,153
Deutsche Post AG (A)	70	1,178
Infineon Technologies AG (A)(C)	355	472
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	17	2,637
SAP Aktiengesellschaft (A)	73	2,629
Siemens AG (A)	34	2,596
		11,665
Hong Kong - 0.52%
Hutchison Whampoa Limited, Ordinary Shares (A)	239	1,207

Israel - 1.12%
Check Point Software Technologies Ltd. (C)	136	2,577

Italy - 1.92%
AUTOGRILL S.p.A. (A)	147	1,127
Eni S.p.A. (A)	84	2,018
UniCredit S.p.A. (A)	506	1,287
		4,432
Japan - 6.00%
AIFUL Corporation (A)	54	156
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	321	2,018
NGK SPARK PLUG CO., LTD. (A)	207	1,663
Olympus Corporation (A)	99	1,982
Promise Co., Ltd. (A)	46	1,172
Sony Corporation (A)	62	1,345
Toyota Motor Corporation (A)	79	2,621
USS Co., Ltd. (A)	55	2,911
		13,868
Netherlands - 2.84%
ING Groep N.V., Certicaaten Van Aandelen (A)	228	2,508
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	40	802
Randstad Holding nv (A)(C)	67	1,367
Reed Elsevier NV (A)	159	1,893
		6,570
Norway - 1.58%
Aker Solutions ASA (A)	230	1,518
Norske Skogindustrier ASA (A)(C)	163	324
Telenor ASA (A)	268	1,809
		3,651
Singapore - 1.49%
DBS Group Holdings Ltd (A)	79	465
DBS Group Holdings Ltd, Rights (A)(C)	40	84
Flextronics International Ltd. (C)	478	1,224
Singapore Telecommunications Limited (A)	931	1,659
		3,432
South Korea - 1.87%
KB Financial Group Inc., ADR	20	517
Samsung Electronics Co., Ltd. (A)	8	3,075
Samsung Electronics Co., Ltd., GDR (B)	4	718
		4,310
Spain - 1.31%
Telefonica, S.A., ADR	45	3,015
Telefonica, S.A., Brazilian Depositary Receipts (A)	1	13
		3,028
Sweden - 1.62%
Niscayah Group AB (A)	968	860
Telefonaktiebolaget LM Ericsson, B Shares (A)	367	2,889
		3,749
Switzerland - 5.80%
ACE Limited	46	2,460
Adecco S.A. (A)	93	3,178
Nestle S.A., Registered Shares (A)	33	1,309
Novartis AG, Registered Shares (A)	65	3,232
Swiss Reinsurance Company, Registered Shares (A)	40	1,980
UBS AG (A)(C)	85	1,240
		13,399
Taiwan - 4.97%
Chunghwa Telecom Co., Ltd., ADR	167	2,605
Compal Electronics Inc., GDR (B)	135	355
Compal Electronics Inc., GDR	55	146
Lite-On Technology Corporation (A)	1,734	1,141
Lite-On Technology Corporation, GDR (A)	261	1,703
Mega Financial Holding Company (A)	6,790	2,395
Taiwan Semiconductor Manufacturing Company Ltd. (A)	2,293	3,128
		11,473
United Kingdom - 15.03%
Aviva plc (A)	297	1,706
BP p.l.c. (A)	424	3,324
British Sky Broadcasting Group plc (A)	231	1,654
Compass Group PLC (A)	392	1,984
GlaxoSmithKline plc (A)	199	3,761
Group 4 Securicor plc (A)	898	2,712
HBOS plc (A)	161	169
HBOS plc, Rights (A)(C)	222	---	*
HSBC Holdings plc (A)	191	1,893
Kingfisher plc (A)	1,775	3,547
Marks and Spencer Group plc (A)(C)	263	836
Old Mutual plc (A)	1,974	1,610
Pearson plc (A)	168	1,603
Persimmon plc (A)	601	2,039
Premier Brands Foods plc (A)	812	360
Rentokil Initial plc (A)	851	552
Royal Bank of Scotland Group plc (The) (A)	921	688
Royal Dutch Shell plc, Class B (A)	71	1,833
tesco plc (A)	158	835
Vodafone Group Plc (A)	1,679	3,488
Vodafone Group Plc, ADR	7	135
		34,729

TOTAL COMMON STOCKS AND RIGHTS - 63.81%		$147,405

(Cost: $241,232)

OTHER GOVERNMENT SECURITIES	Principal

Australia - 1.80%
New South Wales Treasury Corporation,
6.000%, 5-1-12 (E)	AUD4,600	3,409
Queensland Treasury Corporation,
6.000%, 7-14-09 (E)	1,050	756
		4,165
Canada - 0.05%
Province of Ontario,
6.250%, 6-16-15 (E)	NZD189	114

France - 4.44%
French Treasury Bond (OAT),
4.250%, 10-25-17 (E)	EUR6,920	10,259

Germany - 2.75%
KfW, Frankfurt/Main, Federal Republic of Germany:
2.000%, 2-27-09 (E)	CHF3,100	2,919
3.000%, 12-4-09 (E)	3,100	2,969
6.500%, 11-15-11 (E)	NZD739	457
		6,345
Greece - 0.51%
Hellenic Republic Government Bonds,
2.125%, 4-10-09 (E)	CHF1,250	1,179

Malaysia - 3.41%
Malaysian Government Bonds:
7.000%, 3-15-09 (E)	MYR580	169
3.756%, 4-28-11 (E)	8,550	2,513
3.461%, 7-31-13 (E)	12,435	3,657
3.814%, 2-15-17 (E)	1,955	584
4.240%, 2-7-18 (E)	3,110	966
		7,889
Mexico - 3.14%
United Mexican States Government Bonds:
8.000%, 12-19-13 (E)	MXN34,000	2,472
7.250%, 12-15-16 (E)	35,000	2,422
10.000%, 12-5-24 (E)	28,500	2,364
		7,258
Netherlands - 1.29%
Netherlands Government Bonds,
4.500%, 7-15-17 (E)	EUR2,000	2,981

New Zealand - 0.11%
New Zealand Government Bonds,
6.000%, 11-15-11 (E)	NZD410	251

Norway - 0.43%
Norway Government Bonds,
5.500%, 5-15-09 (E)	NOK6,980	1,002

Poland - 3.80%
Poland Government Bonds:
6.000%, 5-24-09 (E)	PLN9,425	3,180
6.250%, 10-24-15 (E)	3,250	1,144
5.750%, 9-23-22 (E)	12,770	4,448
		8,772
South Korea - 4.85%
South Korea Treasury Bonds:
4.750%, 6-10-09 (E)	KRW1,100,000	879
5.250%, 9-10-12 (E)	4,100,000	3,429
5.500%, 9-10-17 (E)	4,000,000	3,461
5.250%, 3-10-27 (E)	4,053,000	3,440
		11,209
Supranational - 0.56%
European Investment Bank:
0.722%, 9-21-11 (E)(F)	JPY68,000	737
6.500%, 9-10-14 (E)	NZD861	546
		1,283
Sweden - 3.12%
Sweden Government Bonds:
5.000%, 1-28-09 (E)	SEK53,050	6,788
4.000%, 12-1-09 (E)	1,970	258
Swedish Export Credit Corporation,
7.625%, 6-30-14 (E)	NZD255	152
		7,198

TOTAL OTHER GOVERNMENT SECURITIES - 30.26%		$69,905

(Cost: $78,097)

SHORT-TERM SECURITIES

Commercial Paper - 4.20%
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$1,701	1,701
American Honda Finance Corp.,
0.250%, 3-3-09	3,000	2,999
Campbell Soup Co.,
0.050%, 1-28-09	2,000	2,000
Hershey Company (The),
0.150%, 1-28-09	3,000	3,000
		9,700
Commercial Paper (backed by irrevocable bank letter of credit) - 1.73%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
0.850%, 1-23-09	4,000	3,998

TOTAL SHORT-TERM SECURITIES - 5.93%		$13,698

(Cost: $13,698)

TOTAL INVESTMENT SECURITIES - 100.00%		$231,008

(Cost: $333,027)

Notes to Schedule of Investments
The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.
	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$13,970	$---
Level 2 - Other Significant Observable Inputs	217,038	3,364
Level 3 - Significant Unobservable Inputs	---	---
Total	$231,008	$3,364

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following forward currency contracts were outstanding at December 31, 2008:
Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Euro	416	9-23-09	$13	$ -
Sell	Euro	926	9-30-09	56	-
Sell	Euro	12,350	11-16-09	-	1,783
Buy	Malaysian Ringgit	4,530	9-30-09	-	23
Buy	Mexican Peso	41,699	12-22-09	-	136
Buy	Mexican Peso	17,318	12-23-09	-	61
Buy	Mexican Peso	27,767	12-24-09	-	93
Sell	Mexican Peso	105,500	2-11-09	1,851	-
Sell	South Korean Won	9,182,050	2-13-09	2,339	-
Sell	South Korean Won	521,950	2-25-09	134	-
Sell	South Korean Won	1,100,000	3-27-09	247	-
Sell	South Korean Won	430,416	4-1-09	98	-
Sell	South Korean Won	550,000	4-6-09	126	-
Buy	Swedish Krona	4,000	9-23-09	-	80
Buy	Swedish Krona	124,600	11-16-09	522	-
Buy	Swiss Franc	7,723	2-11-09	259	-
Buy	Swiss Franc	1,136	3-27-09	-	55
Buy	Swiss Franc	445	4-1-09	-	22
Buy	Swiss Franc	571	4-6-09	-	28
				$5,645	$2,281
*Not shown due to rounding as amount is less than 500.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of these securities amounted to $1,209 or 0.52% of total investment securities.

(C)No dividends were paid during the preceding 12 months.

(D)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of this security amounted to 0.60% of total investment securities.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CHF - Swiss Franc, EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, MXN - Mexican Peso, MYR - Malaysian Ringgit, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty and SEK - Swedish Krona)

(F)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

Securities with an aggregate market value of $130,430, representing 56.46% of total investments, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio: ADR = American Depositary Receipts GDR = Global Depositary Receipts

The Investments of Ivy International Core Equity Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares		Value
Australia - 1.66%
National Australia Bank Ltd (A)(B)	272		$4,079

Bermuda - 1.80%
Esprit Holdings Limited (B)	772		4,399

Brazil - 1.00%
Petroleo Brasileiro S.A. - Petrobras, ADR	100		2,451

Canada - 1.27%
Shoppers Drug Mart Corporation (B)	79		3,123

Cayman Islands - 1.02%
Mindray Medical International Limited, ADR	140		2,511

China - 2.96%
China Communications Construction Company Limited,H Shares (B)	2,037		2,545
China Construction Bank Corporation(B)	4,056		2,257
SINA Corporation (A)	106		2,461
			7,263
Finland - 1.41%
Nokia OYJ (B)	220		3,456

France - 15.44%
ALSTOM (B)	59		3,499
AXA S.A. (B)	151		3,396
France Telecom (B)	163		4,544
Publicis Groupe S.A. (B)	112		2,900
Sanofi-Aventis (B)	44		2,842
Societe Generale (B)	57		2,903
Technip-Coflexip (A)(B)	141		4,325
TOTAL S.A. (B)	134		7,370
Vivendi Universal (B)	187		6,079
			37,858
Germany - 5.29%
Bayer Aktiengesellschaft (B)	97		5,611
Deutsche Telekom AG, Registered Shares (B)	293		4,429
Symrise AG (A)(B)	211		2,932
			12,972
Hong Kong - 2.58%
Cheung Kong (Holdings) Limited (B)	381		3,635
CNOOC Limited (B)	2,837		2,698
			6,333
India - 1.19%
Tata Consultancy Services Limited (A)(B)	295		2,915

Italy - 1.26%
Banca Intesa S.p.A. (B)	848		3,081

Japan - 17.68%
Astellas Pharma Inc. (A)(B)	74		3,029
Central Japan Railway Company (B)	---	*	3,643
Honda Motor Co., Ltd. (B)	117		2,496
Japan Tobacco Inc. (B)	1		2,882
KOSE Corporation (B)	137		3,446
Mitsubishi Electric Corporation (B)	773		4,844
Mitsui & Co., Ltd. (B)	372		3,824
Nintendo Co., Ltd. (B)	16		6,229
Nissin Kogyo Co., Ltd. (B)	558		4,150
Nomura Research Institute, Ltd. (A)(B)	197		3,754
Tohoku Electric Power Company, Incorporated (A)(B)	186		5,043
			43,340
Netherlands - 2.88%
ASML Holding N.V., Ordinary Shares (B)	192		3,458
Heineken N.V. (B)	118		3,599
			7,057
Norway - 2.08%
Cermaq ASA (B)	543		2,090
Telenor ASA (B)	447		3,018
			5,108
Singapore - 3.61%
DBS Group Holdings Ltd (B)	375		2,209
DBS Group Holdings Ltd, Rights (A)(B)	188		399
Singapore Exchange Limited (A)(B)	801		2,854
Singapore Telecommunications Limited (B)	1,899		3,384
			8,846
Spain - 2.42%
Telefonica, S.A. (B)	263		5,930

Sweden - 1.12%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B (B)	313		2,744

Switzerland - 8.90%
Nestle S.A., Registered Shares (B)	188		7,442
Roche Holdings AG, Genussschein (B)	47		7,351
Syngenta AG (B)	22		4,346
TEMENOS Group AG (A)(B)	198		2,668
			21,807
United Kingdom - 14.29%
BAE Systems plc (B)	1,015		5,605
Barclays PLC (B)	1,331		3,070
British American Tobacco p.l.c. (B)	96		2,538
Home Retail Group plc (A)(B)	828		2,594
Informa plc (B)	479		1,719
International Power plc (B)	649		2,295
Prudential plc (B)	624		3,844
Serco Group plc (B)	525		3,491
Tanfield Group PLC (A)(B)	2,233		166
Vodafone Group Plc (B)	2,428		5,045
WPP Group plc (A)(B)	437		2,591
Xstrata plc (B)	219		2,080
			35,038
United States - 1.11%
Research In Motion Limited (A)	67		2,708

TOTAL COMMON STOCKS - 90.97%			$223,019
(Cost: $290,484)

PREFERRED STOCKS - 1.09%
Germany
Henkel AG & Co. KGaA (B)	84		$2,675
(Cost: $3,700)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$1,992	1,992
Clorox Co.,
3.350%, 1-22-09	10,000	9,981
ITT Corporation,
1.250%, 2-4-09	2,000	1,998
McCormick & Co. Inc.,
0.150%, 1-2-09	2,500	2,500
Sonoco Products Co.,
2.100%, 1-5-09	3,000	2,999

TOTAL SHORT-TERM SECURITIES - 7.94%		$19,470
(Cost: $19,470)

TOTAL INVESTMENT SECURITIES - 100.00%		$245,164
(Cost: $313,654)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$13,255	$ ---
Level 2 - Other Significant Observable Inputs	231,909	1,458
Level 3 - Significant Unobservable Inputs	---	---
Total	$245,164	$1,458

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following forward currency contracts were outstanding at December 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy	Australian Dollar	11,000	5-18-09	$512	$	---
Sell	Chinese Yuan Renminbi	69,450	5-18-09	---		19
Buy	Japanese Yen	672,500	9-25-09	965		---
				$1,477		$19
*Not shown due to rounding as amount is less than 500.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

Securities with an aggregate market value of $212,041, representing 86.49% of total investment securities, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

The Investments of Ivy International Growth Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares		Value
Australia - 1.62%
Novogen LTD (A)(B)	464		$265
Telstra Corporation Limited (B)	800		2,184
			2,449
Brazil - 1.21%
Petroleo Brasileiro S.A. - Petrobras, ADR	74		1,818

Canada - 2.30%
Shoppers Drug Mart Corporation (B)(C)	38		1,492
Shoppers Drug Mart Corporation (B)	50		1,973
			3,465
China - 1.61%
China Life Insurance Company Limited, ADR	34		1,569
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)(B)(C)	1,590		864
			2,433
Denmark - 0.85%
Carlsberg Group (A)(B)	39		1,275

Finland - 1.43%
Fortum Oyj (B)	63		1,369
Nokia OYJ (B)	50		785
			2,154
France - 12.64%
ALSTOM (B)	26		1,549
EDF SA (B)	32		1,844
Pinault-Printemps-Redoute SA (A)(B)	20		1,277
Schneider Electric SA (B)	19		1,415
Societe Generale (B)	45		2,263
Technip-Coflexip (A)(B)	57		1,756
TOTAL S.A. (B)	95		5,223
VINCI (B)	89		3,736
			19,063
Germany - 10.26%
BASF Aktiengesellschaft (A)(B)	23		887
Bayer Aktiengesellschaft (B)	71		4,133
E.ON AG (B)	106		4,101
elexis AG (B)	2		24
K+S Aktiengesellschaft (B)	18		1,011
Siemens AG (B)	41		3,078
Vossloh AG (B)	20		2,244
			15,478
Hong Kong - 2.09%
Cheung Kong (Holdings) Limited (B)	162		1,545
China Mobile (Hong Kong) Limited, ADR	32		1,602
			3,147
Italy - 2.53%
Banca Intesa S.p.A. (B)	513		1,865
DiaSorin S.p.A. (B)(C)	12		244
Saipem S.p.A. (B)	100		1,706
			3,815
Japan - 12.48%
Canon Inc. (B)	31		982
Central Japan Railway Company (B)	---	*	1,995
East Japan Railway Company (B)	33		2,508
Japan Tobacco Inc. (B)	1		2,981
Mitsubishi Electric Corporation (B)	360		2,256
Nintendo Co., Ltd. (B)	10		3,898
Shin-Etsu Chemical Co., Ltd. (B)	42		1,938
YAMADA-DENKI Co., Ltd. (A)(B)	33		2,272
			18,830
Netherlands - 3.53%
Heineken N.V. (B)	46		1,393
Koninklijke KPN N.V. (A)(B)	153		2,224
Koninklijke Philips Electronics N.V., Ordinary Shares (B)	86		1,712
			5,329
Spain - 1.42%
Telefonica, S.A. (B)	95		2,144

Sweden - 1.14%
H & M Hennes & Mauritz AB (B)	43		1,724

Switzerland - 12.93%
Credit Suisse Group, Registered Shares (A)(B)	60		1,682
Nestle S.A., Registered Shares (B)	145		5,739
Roche Holdings AG, Genussschein (B)	36		5,573
Syngenta AG (B)	14		2,681
TEMENOS Group AG (A)(B)	130		1,754
Zurich Financial Services, Registered Shares (B)	10		2,076
			19,505
United Kingdom - 15.47%
Anglo American plc (B)	24		574
BAE Systems plc (B)	505		2,789
British American Tobacco p.l.c. (B)	176		4,659
IG Group Holdings plc (B)(C)	272		1,036
Informa plc (B)	355		1,275
National Grid plc (B)	250		2,507
Prudential plc (B)	293		1,806
Reckitt Benckiser Group plc (B)	79		3,004
Serco Group plc (B)	252		1,673
Vodafone Group Plc (B)	1,930		4,010
			23,333
United States - 1.14%
Research In Motion Limited (A)	42		1,712

TOTAL COMMON STOCKS - 84.65%			$127,674
(Cost: $149,267)

PREFERRED STOCKS - 2.30%
Germany
Fresenius AG (B)	60		$3,465
(Cost: $3,508)

SHORT-TERM SECURITIES	Principal
Commercial Paper - 7.49%
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$1,693	1,693
American Honda Finance Corp.,
0.250%, 3-3-09	3,000	2,999
Campbell Soup Co.,
0.050%, 1-28-09	2,000	2,000
Eli Lilly and Company,
1.350%, 1-5-09	2,600	2,600
Toyota Motor Credit Corporation,
0.550%, 1-28-09	2,000	1,999
		11,291

Commercial Paper (backed by irrevocable bank letter of credit) - 5.56%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)):
0.600%, 1-14-09	5,000	4,999
0.850%, 1-23-09	3,400	3,398
		8,397

TOTAL SHORT-TERM SECURITIES - 13.05%		$19,688
(Cost: $19,688)

TOTAL INVESTMENT SECURITIES - 100.00%		$150,827
(Cost: $172,463)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$11,030	$ ---
Level 2 - Other Significant Observable Inputs	137,289	225
Level 3 - Significant Unobservable Inputs	2,508	---
Total	$150,827	$225

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 3-31-08	$ ---	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---	---
Net purchases (sales)	---	---
Transfers in and/or out of Level 3	2,508	---
Ending Balance 12-31-08	$2,508	$ ---
Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$(186)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following forward currency contracts were outstanding at December 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation

Buy	Japanese Yen	282,000	2-12-09	$225

*Not shown due to rounding as amount is less than 500.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of these securities amounted to $3,636 or 2.41% of total investment securities.

Securities with an aggregate market value of $120,109, representing 79.63% of total investment securities, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

The Investments of Ivy Managed European/Pacific Fund
December 31, 2008
(In Thousands)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	1,485	$25,670
Ivy Pacific Opportunities Fund, Class I	2,034	18,161

TOTAL AFFILIATED MUTUAL FUNDS - 99.41%		$43,831
(Cost: $86,411)

SHORT-TERM SECURITIES - 0.59%	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 12-31-08 to be repurchased at $262,
0.010%, 1-2-09 (A)	$262	$262
(Cost: $262)

TOTAL INVESTMENT SECURITIES - 100.00%		$44,093
(Cost: $86,673)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$43,831	$ ---
Level 2 - Other Significant Observable Inputs	262	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$44,093	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Collateralized by $192 United States Treasury Bond, 4.500% due 5-15-38; market value and accrued interest aggregate $264.

The Investments of Ivy Managed International Opportunities Fund
December 31, 2008
(In Thousands)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy European Opportunities Fund, Class I	740	$12,789
Ivy International Balanced Fund, Class I	4,078	43,148
Ivy International Core Equity Fund, Class I	1,870	19,314
Ivy International Growth Fund, Class I	630	14,269
Ivy Pacific Opportunities Fund, Class I	1,016	9,075

TOTAL AFFILIATED MUTUAL FUNDS - 99.59%		$98,595
(Cost: $161,604)

SHORT-TERM SECURITIES - 0.41%	Principal
Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 12-31-08 to be repurchased at $407,
0.010%, 1-2-09 (A)	$407	$407
(Cost: $407)

TOTAL INVESTMENT SECURITIES - 100.00%		$99,002
(Cost: $162,011)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.
	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$98,595	$ ---
Level 2 - Other Significant Observable Inputs	407	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$99,002	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Collateralized by $298 United States Treasury Note, 4.500% due 5-15-38; market value and accrued interest aggregate $410.

The Investments of Ivy Mortgage Securities Fund
December 31, 2008
(In Thousands)

CORPORATE DEBT SECURITIES	Principal	Value
Car Loan - 0.86%
Capital Auto Receivables Asset Trust 2006-1,
7.160%, 1-15-13 (A)	$1,140	$994
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2-18-14 (B)	1,105	750
		1,744
Other Mortgage-Backed Securities - 39.15%
Aames Mortgage Trust 2001-4,
6.650%, 1-25-32 (C)	386	328
ABFS Mortgage Loan Trust 2001-2,
6.990%, 12-25-31 (C)	843	436
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (C)	1,348	779
Asset Securitization Corporation,
7.425%, 2-14-43 (C)	1,430	576
Asset Securitization Corporation (Interest Only): (C)(D)
1.581%, 10-13-26 (B)	3,808	85
8.621%, 8-13-29	1,134	209
Associates Manufactured Housing Contract Pass-Through Certificates,
7.900%, 3-15-27	488	494
Banc of America Alternative Loan Trust 2004-11,
6.000%, 12-25-34	997	727
Banc of America Alternative Loan Trust 2005-10,
5.669%, 11-25-35 (C)	1,128	47
Banc of America Alternative Loan Trust 2005-12,
5.806%, 1-25-36 (C)	1,591	90
Banc of America Alternative Loan Trust 2005-6,
6.000%, 7-25-35	790	537
Banc of America Alternative Loan Trust 2005-8: (C)
5.582%, 9-25-35	1,983	286
5.582%, 9-25-35	394	23
Banc of America Alternative Loan Trust 2006-4: (C)
6.223%, 5-25-46	629	123
6.223%, 5-25-46	878	54
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2:
6.200%, 7-11-43 (B)	1,200	615
4.772%, 7-11-43	456	439
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2003-1,
4.900%, 9-11-36 (B)	1,000	427
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2003-2,
4.342%, 3-11-41	929	896
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-6,
5.104%, 12-10-42 (B)(C)	800	250
Banc of America Funding 2004-2 Trust,
6.500%, 7-20-32	1,172	997
Banc of America Funding Corporation,
5.013%, 9-20-34 (C)	1,122	673
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	3,556	657
Banc of America Mortgage Alternative Loan Trust 2003-5,
5.500%, 7-25-33	1,235	415
Banc of America Mortgage Trust 2003-9,
5.500%, 12-25-33	798	285
Banc of America Mortgage Trust 2004-1,
5.500%, 2-25-34	1,910	1,354
Banc of America Mortgage Trust 2004-2:
5.000%, 3-25-19	272	214
5.000%, 3-25-19	212	145
5.500%, 3-25-34	471	341
Banc of America Mortgage Trust 2004-3:
4.875%, 4-25-19	367	252
4.875%, 4-25-19	197	119
Banc of America Mortgage Trust 2004-7,
5.750%, 8-25-34	957	752
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (A)	1,750	1,416
BankAmerica Manufactured Housing Contract Trust:
7.800%, 10-10-26	1,392	1,395
7.015%, 1-10-28	578	548
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.500%, 2-15-32	1,015	656
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.000%, 10-15-36 (B)	938	251
BlackRock Capital Finance,
7.750%, 9-25-26 (B)	506	190
C-Bass 2005-CB3 Trust,
5.109%, 12-25-34 (C)	1,233	1,206
C-Bass 2006-MH1 Trust,
5.970%, 10-25-36 (B)(C)	1,374	899
C-Bass Mortgage Loan Trust 2007-CB2,
5.891%, 2-25-37 (C)	252	231
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (C)	2,301	1,709
CHEQ Home Equity Loan Trust, Series 2006-S2,
1.505%, 7-25-27 (C)	331	312
CHL Mortgage Pass-Through Trust 2002-32,
5.542%, 1-25-33 (A)(C)	1,222	764
CHL Mortgage Pass-Through Trust 2003-28,
4.150%, 8-25-33	1,500	1,337
CHL Mortgage Pass-Through Trust 2003-HYB2,
3.948%, 7-19-33 (C)	1,634	1,316
Citicorp Residential Mortgage Trust Series 2006-2,
5.872%, 9-25-36 (C)	49	49
CitiMortgage Alternative Loan Trust, Series 2007-A7,
6.238%, 7-25-37 (C)	638	36
Collateralized Mortgage Obligation Trust,
5.000%, 7-1-18	27	27
COMM 2006-CNL2,
5.570%, 2-5-19 (B)(C)	925	355
Commercial Mortgage Asset Trust,
7.800%, 11-17-32 (C)	1,000	983
Commercial Mortgage Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 1999-C1,
6.640%, 1-17-32	330	329
Conseco Finance Securitizations Corp.,
6.981%, 6-15-32	590	584
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.800%, 12-15-35 (A)(C)	1,275	851
Countrywide Home Loans, Inc. Asset-Backed Certificates, Series 2005-10,
4.915%, 2-25-36 (C)	4,959	4,333
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (B)(C)	1,000	216
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (C)	2,135	385
FFCA Secured Lending Corporation: (A)(C)
1.984%, 2-18-22	1,500	1,440
2.234%, 2-18-22	1,000	948
First Horizon Mortgage Pass-Through Trust 2003-8,
5.134%, 10-25-33 (C)	354	80
First Horizon Mortgage Pass-Through Trust 2007-4,
5.500%, 8-25-22	1,021	950
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (B)(C)	1,630	550
Ford Credit Auto Owner Trust 2006-B,
7.120%, 2-15-13 (A)	635	409
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (A)	390	241
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	710	591
5.397%, 4-25-32 (C)	1,104	486
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (A)	968	742
5.250%, 11-25-32 (A)	451	397
GMAC Commercial Mortgage Securities,
5.940%, 7-1-13 (A)	65	59
Green Tree Financial Corporation:
7.650%, 4-15-19	492	429
8.300%, 11-15-19	351	320
9.100%, 4-15-25	1,075	1,031
9.000%, 6-15-25	1,052	1,008
Home Equity Loan Trust 2003-HS2,
5.090%, 7-25-33 (C)	68	60
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (A)	1,963	718
Impac CMB Trust Series 2003-2F,
6.000%, 1-25-33 (C)	763	391
J.P. Morgan Alternative Loan Trust 2006-A6,
5.950%, 11-25-36 (C)	2,500	1,044
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.221%, 10-12-37 (B)	2,300	1,329
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CIBC8,
3.837%, 1-12-39	850	790
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (C)	2,725	874
J.P. Morgan Mortgage Trust 2004-A3,
4.289%, 7-25-34 (C)	1,201	821
J.P. Morgan Mortgage Trust 2005-S2:
5.672%, 9-25-35 (C)	2,169	415
6.500%, 9-25-35	2,027	1,294
J.P. Morgan Mortgage Trust 2006-A2:
5.138%, 11-25-33 (C)	954	431
4.544%, 8-25-34 (C)	2,066	874
J.P. Morgan Mortgage Trust 2006-A6,
6.041%, 10-25-36 (C)	2,510	1,154
J.P. Morgan Mortgage Trust 2006-S3,
6.187%, 8-25-36	1,170	158
J.P. Morgan Mortgage Trust 2007-A1,
4.813%, 7-25-35 (C)	2,165	572
J.P. Morgan Mortgage Trust 2007-A2,
5.688%, 4-25-37 (C)	2,613	1,955
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (B)(C)	300	122
Lehman Mortgage Trust Mortgage Pass-Through Certificates, Series 2006-5,
6.881%, 9-25-36 (C)	1,989	151
Lehman XS Trust, Series 2005-8,
5.690%, 12-25-35	3,048	2,111
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	346	292
6.497%, 8-15-37	1,089	792
Morgan Stanley Capital I Trust 2003-IQ5,
5.975%, 4-15-38 (B)(C)	2,348	719
Morgan Stanley Dean Witter Capital I Inc. Trust 2002-WL1,
6.397%, 4-25-17 (C)	210	180
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4: (A)(C)
5.880%, 11-28-35	680	54
5.880%, 11-28-35	340	31
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.146%, 11-28-35 (A)(C)(D)	18,682	217
Multi Security Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-RR4,
5.000%, 11-28-35 (A)	2,000	1,200
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.000%, 8-20-30 (B)	1,000	819
Oakwood Mortgage Investors, Inc.:
8.100%, 10-15-21 (A)	138	130
7.375%, 8-15-27	137	129
Office Portfolio Trust, Commercial Mortgage Pass-Through Certificates, Series 2001-HRPT,
6.778%, 2-3-16 (B)	700	410
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	543	383
Origen Manufactured Housing Contract Trust 2004-B,
4.750%, 8-15-21	400	351
Origen Manufactured Housing Contract Trust 2005-A,
4.970%, 10-15-21	935	804
Origen Manufactured Housing Contract Trust 2005-B:
5.605%, 5-15-22	360	294
5.910%, 1-15-37	700	485
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.000%, 2-25-37	1,539	112
Prudential Home Mortgage Securities: (C)
6.730%, 4-28-24 (A)	3	2
8.030%, 9-28-24 (B)	13	10
RALI Series 2003-QS11 Trust,
5.750%, 6-25-33	2,410	1,754
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (C)	1,013	399
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	267	106
RBSGC Mortgage Loan Trust 2007-B,
5.450%, 7-25-35 (C)	2,824	2,330
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
3.225%, 9-10-35 (A)(C)	1,387	607
RFMSI Series 2004-S5 Trust:
4.500%, 5-25-19	307	241
4.500%, 5-25-19	153	106
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.750%, 12-25-30 (C)	1,037	1,062
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11-25-35 (C)	1,575	435
Structured Asset Mortgage Investments, Inc.:
5.631%, 4-30-30 (C)	17	13
5.631%, 4-30-30 (C)	7	6
Structured Asset Securities Corporation:
6.290%, 11-25-32	221	109
5.250%, 8-25-33	1,283	1,073
5.250%, 8-25-33	559	389
5.630%, 5-25-34 (C)	732	492
6.000%, 6-25-34 (C)	2,029	1,393
Vanderbilt Mortgage and Finance, Inc.,
7.955%, 12-7-24 (C)	415	400
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (B)	964	290
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.617%, 12-25-32 (C)	874	392
Wells Fargo Alternative Loan 2007-PA3 Trust:
5.750%, 7-25-37	1,079	290
6.176%, 7-25-37 (C)	1,769	99
6.176%, 7-25-37 (C)	1,552	50
Wells Fargo Mortgage Backed Securities 2003-2 Trust,
5.250%, 2-25-18 (A)	235	154
Wells Fargo Mortgage Backed Securities 2003-4 Trust,
5.500%, 6-25-33	907	175
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8-25-33 (B)	1,099	455
Wells Fargo Mortgage Backed Securities 2005-16 Trust,
5.750%, 1-25-36	500	401
		79,583
Other Non-Agency REMIC/CMO - 0.17%
Banco Hipotecario Nacional: (A)
7.916%, 7-25-09	23	--*
1.921%, 3-25-11 (C)	10	--*
7.540%, 5-31-17	--	--*
Bear Stearns Mortgage Securities Inc.,
8.000%, 11-25-29	343	355
		355

TOTAL CORPORATE DEBT SECURITIES - 40.18%		$81,682
(Cost: $145,571)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.21%
Federal Home Loan Bank,
3.625%, 12-17-10 (E)	400	418

Mortgage-Backed Obligations - 49.21%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
13.096%, 3-15-09 (C)	22	22
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.000%, 6-15-31	2,000	2,033
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12-1-17	541	560
6.000%, 5-1-18	125	130
5.500%, 9-1-19	881	910
3.500%, 2-15-30	1,451	1,430
6.500%, 9-1-32	927	975
5.300%, 1-15-33	206	212
5.000%, 7-15-33	2,064	2,017
5.500%, 5-1-34	1,064	1,096
5.500%, 5-1-34	674	694
6.500%, 5-1-34	686	714
5.500%, 10-1-34	874	898
5.500%, 1-1-35	4,000	4,094
5.000%, 5-15-35	2,196	2,174
5.000%, 8-1-35	813	832
5.500%, 10-1-35	1,362	1,398
5.000%, 12-1-35	727	744
5.000%, 12-1-35	3,380	3,454
6.500%, 7-1-36	873	907
7.000%, 12-1-37	715	742
6.500%, 1-1-38	237	246
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.657%, 7-1-35 (C)	1,026	1,032
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 1-1-18	298	310
5.500%, 2-1-18	330	342
5.000%, 5-1-18	1,067	1,106
5.000%, 10-1-18	1,045	1,079
5.500%, 9-1-19	263	272
5.500%, 2-1-24	425	438
6.000%, 8-1-29	353	365
7.000%, 11-1-31	159	169
6.500%, 2-1-32	157	166
6.500%, 2-1-32	119	125
6.500%, 2-1-32	103	109
7.000%, 2-1-32	216	229
7.000%, 3-1-32	286	303
6.500%, 4-1-32	64	67
6.500%, 5-1-32	113	118
6.500%, 5-1-32	71	74
6.500%, 7-1-32	556	585
6.000%, 9-1-32	127	131
6.500%, 9-1-32	64	67
6.000%, 10-1-32	840	872
6.000%, 10-1-32	821	853
6.500%, 10-1-32	54	56
6.000%, 11-1-32	655	680
6.000%, 11-1-32	393	408
6.000%, 3-1-33	975	1,012
6.000%, 3-1-33	766	796
6.000%, 3-1-33	212	220
5.500%, 4-1-33	1,527	1,574
5.500%, 5-1-33	481	494
5.500%, 5-1-33	245	253
6.000%, 6-1-33	1,605	1,657
6.000%, 6-1-33	625	645
6.500%, 8-1-33	42	44
6.000%, 10-1-33	233	242
5.000%, 11-1-33	1,538	1,574
6.000%, 12-1-33	445	462
5.500%, 1-1-34	753	774
5.500%, 1-1-34	588	604
6.000%, 1-1-34	2,995	3,083
5.000%, 3-1-34	863	884
5.000%, 3-1-34	374	383
5.500%, 3-1-34	1,954	2,016
5.500%, 4-1-34	1,707	1,761
5.500%, 4-1-34	540	554
5.000%, 5-1-34	169	173
5.500%, 7-1-34	1,547	1,595
6.000%, 8-1-34	549	567
5.500%, 9-1-34	1,013	1,042
6.000%, 9-1-34	680	702
6.500%, 9-1-34	794	827
5.500%, 11-1-34	608	626
6.000%, 11-1-34	281	290
6.500%, 11-1-34	56	59
5.500%, 1-1-35	4,059	4,160
5.500%, 1-1-35	490	503
4.500%, 2-1-35	422	429
5.500%, 2-1-35	2,096	2,156
6.500%, 3-1-35	976	1,018
6.000%, 4-1-35	1,375	1,417
5.000%, 7-1-35	709	725
5.500%, 7-1-35	661	678
5.500%, 9-1-35	348	357
5.500%, 10-1-35	1,372	1,414
5.500%, 10-1-35	796	820
5.500%, 2-1-36	1,422	1,430
6.500%, 2-1-36	601	628
6.500%, 6-1-36	1,064	1,107
6.000%, 8-1-36	1,838	1,894
6.000%, 11-1-36	1,830	1,886
5.000%, 1-1-37	3,620	3,696
6.500%, 1-1-37	550	571
6.000%, 5-1-37	880	907
5.500%, 6-1-37	264	271
6.500%, 8-1-37	1,732	1,801
6.500%, 9-1-37	1,598	1,661
6.000%, 9-1-37	94	97
7.000%, 10-1-37	267	280
7.000%, 10-1-37	213	224
5.500%, 3-1-38	225	231
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (C)(D)
0.916%, 3-16-34	6,601	221
0.745%, 7-16-40	3,120	94
0.145%, 3-16-42	11,676	70
0.944%, 6-17-45	18,092	822
Government National Mortgage Association Fixed Pass-Through Certificates,
5.000%, 1-15-35	1,471	1,512
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	566	581
6.250%, 7-15-24	215	225
5.000%, 7-15-33	837	862
5.000%, 7-15-34	742	763
5.500%, 12-15-34	839	867
5.500%, 12-15-34	496	512
5.000%, 12-15-35	1,680	1,727
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
7.212%, 2-15-25 (C)	197	207
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
7.793%, 2-15-25	60	64
		100,039

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 49.42%		$100,457
(Cost: $99,408)

UNITED STATES GOVERNMENT OBLIGATIONS -0.27%
Treasury Obligations
United States Treasury Notes,
4.500%, 3-31-12 (E)	500	$553
(Cost: $515)

SHORT-TERM SECURITIES
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	994	994
AT&T Inc.,
0.180%, 2-12-09	5,000	4,999
Campbell Soup Co.,
0.050%, 1-28-09	2,000	2,000
Caterpillar Inc.,
0.160%, 1-26-09	5,000	4,999
ITT Corporation,
2.000%, 1-5-09	600	600
Praxair Inc.,
0.120%, 2-17-09	3,000	3,000
Toyota Motor Credit Corporation,
0.550%, 1-28-09	4,000	3,998

TOTAL SHORT-TERM SECURITIES - 10.13%		$20,590
(Cost: $20,590)

TOTAL INVESTMENT SECURITIES - 100.00%		$203,282
(Cost: $266,084)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$(33,943)
Level 2 - Other Significant Observable Inputs	200,073	---
Level 3 - Significant Unobservable Inputs	3,209	---
Total	$203,282	$(33,943)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 3-31-08	$3,765	$ ---
Net realized gain (loss)	1	---
Net change in unrealized appreciation (depreciation)*	(1,121)	---
Net purchases (sales)	(233)	---
Transfers in and/or out of Level 3	797	---
Ending Balance 12-31-08	$3,209	$ ---
Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$(1,840)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*Net change in unrealized appreciation (depreciation) includes $6 from change in accrued amortization.

*Not shown due to rounding as amount is less than 500.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of these securities amounted to $11,374 or 5.60% of total investment securities.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of these securities amounted to $8,742 or 4.30% of total investment securities.

(C)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.

(D)Amount shown in principal column represents notional amount for computation of interest.

(E)Securities serve as collateral for the following open futures contracts at December 31, 2008:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation

U.S. 10 Year Treasury Note	Short	3-20-09	(74)	$(9,306)	$(620)
U.S. 30 Year Treasury Bond	Short	3-31-09	(125)	(17,256)	(1,498)
U.S. 5 Year Treasury Note	Short	3-31-09	(62)	(7,381)	(249)

				$(33,943)	$(2,367)

The following acronyms are used throughout this portfolio: CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

The Investments of Ivy Pacific Opportunities Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Australia - 1.39%
Rio Tinto Ltd (A)(B)	153	$4,191

Bermuda - 1.13%
Esprit Holdings Limited (B)	600	3,419

Cayman Islands - 1.82%
Agria Corporation, ADR (A)	25	37
China Distance Education Holdings Limited, ADR (A)	325	1,293
CNinsure Inc., ADR (A)	188	1,627
Greentown China Holdings Limited (A)(B)	6,000	2,528
		5,485
China - 41.59%
Agile Property Holdings Limited (B)	8,798	4,646
China BlueChemical Ltd., H Shares (B)	11,274	4,656
China CITIC Bank Corporation Limited, H Shares (A)(B)	13,824	4,783
China Life Insurance Company Limited, H Shares (A)(B)	2,094	6,434
China Merchants Bank Co., Limited, H Shares (B)(C)	2,000	3,742
China Merchants Bank Co., Limited, H Shares (B)	1,550	2,900
China Oilfield Services Limited (B)	10,696	8,733
China Petroleum & Chemical Corporation, ADR	50	3,089
China Railway Construction Corporation Limited, H Shares (A)(B)(C)	3,000	4,491
China Resources Power Holdings Company Limited (B)	4,086	7,944
China Shenhua Energy Company Limited, H Shares (B)(C)	1,200	2,573
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)(B)(C)	9,629	5,231
China Unicom Limited (A)(B)	5,000	6,080
China Yurun Food Group Limited (B)	4,901	5,797
ChinaEdu Corporation, ADR (A)	350	1,715
CNPC (Hong Kong) Limited (B)	12,310	3,857
COSCO Pacific Limited (B)	3,000	3,085
Ctrip.com International, Ltd.	100	2,380
Enerchina Holdings Limited (A)(B)	56,718	848
Heng Tai Consumables Group Limited (A)(B)	21,375	1,664
Honghua Group Limited (B)(C)	4,000	479
Industrial and Commercial Bank of China (Asia) Limited (A)(B)	14,947	7,936
KWG Property Holding Limited (B)	14,012	4,194
NetEase.com, Inc., ADR (A)	350	7,735
PetroChina Company Limited, H Shares (B)	6,470	5,750
REXCAPITAL Financial Holdings Limited (A)(B)	52,975	1,277
Simcere Pharmaceutical Group, ADR (A)	574	4,112
Tencent Holdings Limited (B)	500	3,249
Wah Sang Gas Holdings Limited (A)(B)	736	---	*
Yingli Green Energy Holding Company Limited, ADR (A)	277	1,687
Zhuzhou CSR Times Electric Co., Ltd., H Shares (B)	5,537	4,491
		125,558
Hong Kong - 7.85%
Beijing Enterprises Holdings Limited (B)	1,538	6,298
Cheung Kong (Holdings) Limited (B)	443	4,226
China Mobile (Hong Kong) Limited, ADR (D)	150	7,627
Melco International Development Limited (A)(B)	5,000	1,669
Pan Asia Environmental Protection Group Limited (B)(E)	13,372	1,736
Pou Sheng International (Holdings) Limited (A)(B)(C)	20,000	2,155
		23,711
India - 8.73%
Bharat Heavy Electricals Limited (B)	171	4,799
Bharti Airtel Limited (A)(B)	436	6,420
CESC Limited (B)(C)	450	2,211
Nagarjuna Construction Company Limited (B)	1,435	2,138
Reliance Industries Limited (B)	169	4,302
TATA POWER COMPANY LIMITED (THE) (B)	419	6,480
		26,350
Indonesia - 3.40%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk	142	3,548
PT Astra International Tbk (B)	2,866	2,761
PT Bank Rakyat Indonesia (B)	9,513	3,965
		10,274
Malaysia - 2.88%
Gamuda Berhad (B)	6,355	3,491
Genting Berhad (B)	2,068	2,223
IOI Corporation Berhad (B)	--- *	---	*
LION DIVERSIFIED HOLDINGS BERHAD (B)	1,946	199
Sime Darby Berhad (B)	1,848	2,790
		8,703
Singapore - 5.57%
Cambridge Industrial Trust (B)(C)	9,500	1,825
Keppel Corporation Limited (B)	1,000	3,037
Keppel Land Limited (B)	1,742	2,070
SembCorp Industries Ltd (B)	1,424	2,323
Singapore Telecommunications Limited (B)	2,139	3,813
United Overseas Bank Limited (B)	414	3,741
		16,809
South Korea - 10.16%
ForHuman Co., Ltd. (A)(B)	201	1,384
KB Financial Group Inc. (A)(B)	230	6,154
KCC Corporation (B)	11	2,648
Korea Investment Holdings Co., Ltd. (A)(B)	98	1,906
Kyeryong Construction Industrial Co. Ltd (B)	103	1,336
NHN Corporation (A)(B)	48	5,083
Samsung C&T Corporation (B)	78	2,525
Samsung Electronics Co., Ltd. (B)	13	4,648
SK Corporation (B)	65	4,997
		30,681
Taiwan - 10.30%
Asustek Computer Inc. (A)(B)	1,628	1,837
Cathay Financial Holding Co., Ltd. (B)	4,613	5,198
First Commercial Bank Co., Ltd. (A)(B)	11,557	6,173
Fubon Financial Holding Co., Ltd. (B)	9,723	7,136
Hon Hai Precision Ind. Co., Ltd. (B)	293	578
MediaTek Incorporation (B)	1	5
Taiwan Cement Corporation (A)(B)	6,000	4,959
Taiwan Semiconductor Manufacturing Company Ltd. (B)	1,154	1,574
Yuanta Financial Holdings Co., Ltd. (A)(B)	8,000	3,642
		31,102
Thailand - 1.26%
Advanced Info Service Public Company Limited (B)	962	2,219
PTT Public Company Limited (B)	315	1,585
		3,804
United States - 1.09%
Sohu.com Inc. (A)	70	3,295

TOTAL COMMON STOCKS - 97.17%		$293,382
(Cost: $420,077)

INVESTMENT FUNDS - 0.54%
Vietnam - 0.54%
Vietnam Azalea Fund Limited (A)(F)(G)	500	$1,615
(Cost: $2,900)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$1,424	1,424
Campbell Soup Co.,
0.050%, 1-28-09	2,000	2,000
PepsiCo, Inc.,
0.100%, 1-28-09	3,500	3,500

TOTAL SHORT-TERM SECURITIES - 2.29%		$6,924
(Cost: $6,924)

TOTAL INVESTMENT SECURITIES - 100.00%		$301,921
(Cost: $429,901)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$51,116	$(503)
Level 2 - Other Significant Observable Inputs	249,190	1,428
Level 3 - Significant Unobservable Inputs	1,615	(1,982)
Total	$301,921	$(1,057)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 3-31-08	$1,987	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	(1,122)	(15)
Net purchases (sales)	750	(1,967)
Transfers in and/or out of Level 3	---	---
Ending Balance 12-31-08	$1,615	$(1,982)

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$(1,122)	$ (15)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following forward currency contracts were outstanding at December 31, 2008:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation

Buy	New Taiwan Dollar	393,000	10-30-09	$154
Buy	South Korean Won	38,100,000	1-20-09	1,274
				$1,428
*Not shown due to rounding as amount is less than 500.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of these securities amounted to $22,707 or 7.52% of total investment securities.

(D)Securities serve as cover for the following written options outstanding at December 31, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

China Life Insurance Company Limited:	3,100	March/27.0	$533	$682
China Mobile (Hong Kong) Limited, ADR:	2	March/60.0	251	248
Industrial and Commerical Bank of China:	16,700	March/5.0	482	334
			$1,266	$1,264

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

China Life Insurance Company Limited:	3,100	March/18.0	$493	$465
China Mobile (Hong Kong) Limited, ADR:	2	March/40.0	340	255
Industrial and Commerical Bank of China:	16,700	March/3.3	459	501
			$1,292	$1,221

(E)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security have been determined to be illiquid under guidelines established by the Board of Trustees. At December 31, 2008, the total value of this security amounted to $1,736 or 0.57% of total investment securities.

(F)Illiquid restricted security.At December 31, 2008, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07	500	$2,900	$1,615

The total value of this security represented approximately 0.53% of net assets at December 31, 2008.

(G)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at December 31, 2008.

Securities with an aggregate market value of $242,266, representing 80.24% of total investment securities, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this portfolio: ADR = American Depositary Receipts

The Investments of Ivy Real Estate Securities Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Diversified REITs - 9.85%
Liberty Property Trust	87	$1,991
PS Business Parks, Inc.	77	3,425
Vornado Realty Trust	236	14,243
Washington Real Estate Investment Trust	195	5,521
		25,180
Health Care Facilities - 0.23%
Sun Healthcare Group, Inc. (A)	66	582

Hotels, Resorts & Cruise Lines - 0.15%
Marriott International, Inc., Class A	20	393

Industrial REITs - 4.98%
AMB Property Corporation	92	2,152
EastGroup Properties, Inc.	79	2,804
ProLogis	560	7,777
		12,733
Office REITs - 16.64%
Alexandria Real Estate Equities, Inc.	55	3,325
Boston Properties, Inc.	198	10,868
Corporate Office Properties Trust	195	5,998
Cousins Properties Incorporated	137	1,893
Digital Realty Trust, Inc.	219	7,194
Douglas Emmett, Inc.	382	4,996
Highwoods Properties, Inc.	28	752
Kilroy Realty Corporation	165	5,510
SL Green Realty Corp.	78	2,018
		42,554
Real Estate Management & Development - 0.74%
Brookfield Properties Corporation	141	1,092
CB Richard Ellis Group, Inc., Class A (A)	186	802
		1,894
Residential REITs - 16.28%
American Campus Communities, Inc.	94	1,923
AvalonBay Communities, Inc.	124	7,482
BRE Properties, Inc., Class A	141	3,953
Camden Property Trust	64	2,018
Equity Residential	395	11,770
Essex Property Trust, Inc.	106	8,128
Home Properties, Inc.	45	1,807
Mid-America Apartment Communities, Inc.	92	3,430
UDR, Inc.	80	1,099
		41,610
Retail REITs - 22.86%
Acadia Realty Trust	188	2,677
Federal Realty Investment Trust	104	6,444
General Growth Properties, Inc.	439	566
Kimco Realty Corporation	392	7,173
Kite Realty Group Trust	144	801
Macerich Company (The)	194	3,516
National Retail Properties, Inc.	175	3,008
Regency Centers Corporation	134	6,253
Saul Centers, Inc.	66	2,603
Simon Property Group, Inc.	363	19,308
Tanger Factory Outlet Centers, Inc.	79	2,976
Taubman Centers, Inc.	122	3,106
		58,431
Specialized REITs - 22.65%
Cogdell Spencer Inc.	81	757
Entertainment Properties Trust	28	840
Health Care Property Investors, Inc.	404	11,219
Health Care REIT, Inc.	168	7,069
Healthcare Realty Trust Incorporated	110	2,580
Hersha Hospitality Trust	307	922
Host Hotels & Resorts, Inc.	429	3,249
LaSalle Hotel Properties	122	1,344
Nationwide Health Properties, Inc.	170	4,888
Public Storage, Inc.	202	16,051
Ventas, Inc.	267	8,976
		57,895
Wireless Telecommunication Service - 0.45%
American Tower Corporation, Class A (A)	40	1,158

TOTAL COMMON STOCKS - 94.83%		$242,430
(Cost: $321,745)

INVESTMENT FUNDS - 0.26%
Sector Fund-Real Estate
ProShares UltraShort Real Estate	13	$654
(Cost: $872)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$843	843
Campbell Soup Co.,
0.050%, 1-28-09	2,000	2,000
Hershey Company (The),
0.150%, 1-28-09	4,000	4,000
Hewlett-Packard Company,
0.300%, 1-27-09	5,000	4,999
ITT Corporation,
2.000%, 1-5-09	711	711

TOTAL SHORT-TERM SECURITIES - 4.91%		$12,553
(Cost: $12,553)

TOTAL INVESTMENT SECURITIES - 100.00%		$255,637
(Cost: $335,170)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$243,085	$ ---
Level 2 - Other Significant Observable Inputs	12,552	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$255,637	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

The Investments of Ivy Small Cap Value Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 0.55%
Orbital Sciences Corporation (A)	39	$758

Airlines - 2.75%
Continental Airlines, Inc., Class B (A)	91	1,643
Delta Air Lines, Inc. (A)	186	2,128
		3,771
Alternative Carriers - 1.47%
tw telecom inc. (A)	238	2,014

Apparel Retail - 0.77%
Finish Line, Inc. (The), Class A	190	1,062

Apparel, Accessories & Luxury Goods - 0.77%
Warnaco Group, Inc. (The) (A)	54	1,060

Application Software - 1.18%
Lawson Software, Inc. (A)	137	650
TIBCO Software Inc. (A)	186	966
		1,616
Asset Management & Custody Banks - 1.49%
Affiliated Managers Group, Inc. (A)	49	2,037

Automotive Retail - 1.60%
Monro Muffler Brake, Inc.	86	2,190

Casinos & Gaming - 1.24%
Pinnacle Entertainment, Inc. (A)	222	1,707

Communications Equipment - 1.25%
Avocent Corporation (A)	57	1,017
Polycom, Inc. (A)	51	691
		1,708
Data Processing & Outsourced Services - 0.21%
Euronet Worldwide, Inc. (A)	25	291

Diversified Chemicals - 0.71%
Solutia Inc. (A)	216	970

Education Services - 1.57%
Corinthian Colleges, Inc. (A)	132	2,154

Electric Utilities - 3.59%
Cleco Corporation	62	1,420
NV Energy, Inc.	134	1,328
UIL Holdings Corporation	51	1,526
Unitil Corporation	31	648
		4,922
Food Retail - 3.82%
Casey's General Stores, Inc.	68	1,553
Ruddick Corporation (B)	133	3,679
		5,232
Gas Utilities - 1.46%
Southwest Gas Corporation	79	2,002

General Merchandise Stores - 1.03%
Fred's Inc., Class A	131	1,414

Health Care Distributors - 0.70%
Kindred Healthcare, Inc. (A)	73	954

Health Care Facilities - 0.95%
AmSurg Corp. (A)	56	1,309

Homebuilding - 3.88%
M.D.C. Holdings, Inc.	47	1,421
Pulte Homes, Inc.	178	1,940
Ryland Group, Inc. (The)	111	1,953
		5,314
Human Resource & Employment Services - 1.93%
Resources Connection, Inc. (A)	67	1,098
Watson Wyatt & Company Holdings, Inc., Class A	32	1,549
		2,647
Hypermarkets & Super Centers - 2.37%
BJ's Wholesale Club, Inc. (A)(B)	95	3,251

Integrated Telecommunication Services - 0.58%
SureWest Communications	70	803

Internet Software & Services - 0.46%
SkillSoft Public Limited Company, ADR (A)	88	631

Investment Banking & Brokerage - 2.47%
KBW, Inc. (A)	66	1,518
Piper Jaffray Companies (A)	47	1,866
		3,384
IT Consulting & Other Services - 2.23%
CACI International Inc, Class A (A)	33	1,470
Forrester Research, Inc. (A)	56	1,582
		3,052
Leisure Products - 0.53%
LeapFrog Enterprises, Inc. (A)	207	723

Metal & Glass Containers - 3.77%
Pactiv Corporation (A)	81	2,010
Silgan Holdings Inc.	66	3,163
		5,173
Movies & Entertainment - 1.41%
Regal Entertainment Group	190	1,935

Office REITs - 1.00%
Digital Realty Trust, Inc.	42	1,367

Oil & Gas Exploration & Production - 2.08%
Cabot Oil & Gas Corporation	59	1,529
Comstock Resources, Inc. (A)	28	1,323
		2,852
Oil & Gas Storage & Transportation - 0.18%
MarkWest Energy Partners, L.P.	32	255

Regional Banks - 9.12%
Bank of the Ozarks, Inc.	14	424
First Financial Bankshares, Inc.	32	1,745
First Horizon National Corporation	117	1,234
First Midwest Bancorp, Inc.	55	1,098
Glacier Bancorp, Inc.	65	1,244
Home BancShares, Inc.	33	884
Pacific Continental Corporation	33	500
PacWest Bancorp	45	1,211
Sierra Bancorp	50	1,039
SVB Financial Group (A)	19	493
Texas Capital Bancshares, Inc. (A)	74	983
United Bankshares, Inc.	50	1,654
		12,509
Reinsurance - 4.77%
IPC Holdings, Ltd.	93	2,794
Platinum Underwriters Holdings, Ltd.	60	2,161
RenaissanceRe Holdings Ltd.	31	1,593
		6,548
Research & Consulting Services - 1.38%
Duff & Phelps Corporation, Class A (A)	99	1,889

Residential REITs - 1.39%
American Campus Communities, Inc.	93	1,901

Restaurants - 3.32%
AFC Enterprises, Inc. (A)	88	411
Cracker Barrel Old Country Store, Inc.	96	1,969
Jack in the Box Inc. (A)	98	2,169
		4,549
Security & Alarm Services - 2.11%
Brink's Company (The)	44	1,194
GEO Group, Inc. (The) (A)	94	1,698
		2,892
Semiconductor Equipment - 1.17%
Lam Research Corporation (A)	37	777
Verigy Ltd. (A)	86	822
		1,599
Semiconductors - 2.97%
Atmel Corporation (A)	453	1,419
NVIDIA Corporation (A)	166	1,341
PMC-Sierra, Inc. (A)	271	1,318
		4,078
Specialized REITs - 1.93%
Entertainment Properties Trust	42	1,251
LaSalle Hotel Properties	126	1,396
		2,647
Specialty Chemicals - 1.74%
Sensient Technologies Corporation	100	2,386

Systems Software - 1.36%
Sybase, Inc. (A)	75	1,868

Technology Distributors - 2.06%
Anixter International Inc. (A)	27	813
Arrow Electronics, Inc. (A)	54	1,012
Avnet, Inc. (A)	55	1,003
		2,828
Thrifts & Mortgage Finance - 1.69%
First Niagara Financial Group, Inc.	144	2,322

Trucking - 2.04%
Marten Transport, Ltd. (A)	89	1,678
Werner Enterprises, Inc.	65	1,123
		2,801

TOTAL COMMON STOCKS - 87.05%		$119,375
(Cost: $131,866)

CALL OPTIONS - 0.53%	Number of Contracts
Philadelphia Stock Exchange Gold and Silver Sector Index,
Jun $122.50, Expires 6-22-09	---	*	$729
(Cost: $846)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Air Products and Chemicals, Inc.,
0.050%, 1-2-09	$1,000	1,000
Hershey Company (The),
0.150%, 1-28-09	2,000	2,000
Hewlett-Packard Company,
0.300%, 1-27-09	5,000	4,999
ITT Corporation,
2.000%, 1-5-09	1,405	1,405
PepsiCo, Inc.,
0.100%, 1-28-09	3,000	3,000
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
1.100%, 1-8-09	2,631	2,630
Sara Lee Corporation,
1.000%, 1-9-09	2,000	1,999

TOTAL SHORT-TERM SECURITIES - 12.42%		$17,033
(Cost: $17,033)

TOTAL INVESTMENT SECURITIES - 100.00%		$137,137
(Cost: $149,745)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$120,104	$(684)
Level 2 - Other Significant Observable Inputs	17,033	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$137,137	$(684)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover for the following written options outstanding at December 31, 2008:

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Philadelphia Stock Exchange Gold and Silver Sector Index:	---*	June/122.5	$775	$684

*Not shown due to rounding as amount is less than 500.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

The Investments of Ivy Value Fund
December 31, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 3.86%
Lockheed Martin Corporation	10	$849
Raytheon Company	19	985
		1,834
Airlines - 1.16%
Delta Air Lines, Inc. (A)	32	365
UAL Corporation (B)	17	186
		551
Asset Management & Custody Banks - 0.30%
Blackstone Group L.P. (The)	22	141

Brewers - 2.10%
Molson Coors Brewing Company, Class B	20	998

Communications Equipment - 1.92%
Nokia Corporation, Series A, ADR	59	912

Computer Hardware - 5.61%
Hewlett-Packard Company	48	1,742
International Business Machines Corporation	11	926
		2,668
Construction & Engineering - 0.29%
Chicago Bridge & Iron Company N.V., NY Shares	13	135

Consumer Finance - 2.43%
Capital One Financial Corporation (B)	36	1,154

Department Stores - 1.57%
Macy's Inc.	72	747

Diversified Chemicals - 0.58%
Solutia Inc. (A)	61	275

Environmental & Facilities Services - 1.88%
Waste Management, Inc.	27	895

Health Care Distributors - 6.98%
AmerisourceBergen Corporation	40	1,409
McKesson Corporation	49	1,905
		3,314
Home Improvement Retail - 1.28%
Home Depot, Inc. (The)	26	608

Industrial Machinery - 2.07%
Illinois Tool Works Inc. (B)	28	984

Integrated Oil & Gas - 12.84%
Chevron Corporation	34	2,500
Exxon Mobil Corporation	19	1,541
Marathon Oil Corporation	42	1,160
Occidental Petroleum Corporation	15	900
		6,101
Integrated Telecommunication Services - 4.54%
Verizon Communications Inc.	64	2,156

Managed Health Care - 2.53%
UnitedHealth Group Incorporated (B)	45	1,200

Metal & Glass Containers - 1.97%
Pactiv Corporation (A)	38	938

Mortgage REITs - 3.08%
Annaly Capital Management, Inc.	92	1,465

Multi-Utilities - 0.98%
Duke Energy Corporation	31	464

Office Electronics - 1.18%
Xerox Corporation	70	560

Oil & Gas Exploration & Production - 1.91%
Devon Energy Corporation	14	907

Oil & Gas Storage & Transportation - 4.75%
Atlas Pipeline Partners, L.P.	15	92
Boardwalk Pipeline Partners, LP	12	217
Energy Transfer Equity, L.P.	18	290
Energy Transfer Partners, L.P.	9	289
Enterprise Products Partners L.P.	49	1,012
MarkWest Energy Partners, L.P.	15	116
Regency Energy Partners LP	30	241
		2,257
Other Diversified Financial Services - 3.20%
Bank of America Corporation	30	425
J.P. Morgan Chase & Co. (B)	35	1,094
		1,519
Packaged Foods & Meats - 4.38%
General Mills, Inc. (B)	17	1,027
Kraft Foods Inc.	39	1,053
		2,080
Pharmaceuticals - 0.60%
Johnson & Johnson	5	287

Property & Casualty Insurance - 8.07%
ACE Limited	17	921
Allstate Corporation (The)	26	845
Travelers Companies, Inc. (The)	46	2,068
		3,834
Railroads - 2.54%
Union Pacific Corporation (B)	25	1,205

Regional Banks - 1.50%
SunTrust Banks, Inc.	8	230
Zions Bancorporation	20	483
		713
Reinsurance - 1.99%
Endurance Specialty Holdings Ltd.	15	443
Everest Re Group, Ltd.	6	434
RenaissanceRe Holdings Ltd.	1	67
		944
Restaurants - 0.61%
Jack in the Box Inc. (A)	13	291

Specialty Stores - 0.19%
Office Depot, Inc. (A)	29	88

Tobacco - 5.49%
Altria Group, Inc.	32	479
Lorillard, Inc.	16	879
Philip Morris International Inc.	29	1,253
		2,611

TOTAL COMMON STOCKS - 94.38%		$44,836
(Cost: $50,607)

PREFERRED STOCKS- 0.92%
Diversified Metals & Mining
Freeport-McMoRan Copper & Gold Inc., 6.75% Cumulative Convertible	9	$437
(Cost: $449)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
4.550%, 1-8-09	$1,508	1,507
McCormick & Co. Inc.,
0.200%, 1-2-09	728	728

TOTAL SHORT-TERM SECURITIES - 4.70%		$2,235
(Cost: $2,235)

TOTAL INVESTMENT SECURITIES - 100.00%		$47,508
(Cost: $53,291)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of December 31, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$45,273	$(54)
Level 2 - Other Significant Observable Inputs	2,235	---
Level 3 - Significant Unobservable Inputs	---	(44)
Total	$47,508	$(98)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 3-31-08	$ ---	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---	(11)
Net purchases (sales)	---	(34)
Transfers in and/or out of Level 3	---	---
Ending Balance 12-31-08	$ ---	$(45)

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$ ---	$(11)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover for the following written options outstanding at December 31, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

General Mills, Inc.:	---*	January/60.0	$44	$28
Illinois Tool Works Inc.:	---*	March/40.0	8	5
J.P. Morgan Chase & Co.:	---*	March/37.5	14	8
UAL Corporation:	---*	March/22.5	14	6
Union Pacific Corporation:	---*	January/70.0	12	---	*
UnitedHealth Group Incorporated:	---*	February/30.0	34	45

			$126	$92

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Molson Coors Brewing Company, Class B:	---*	January/50.0	$7	$6

*Not shown due to rounding as amount is less than 500.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	February 26, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	February 26, 2009